   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005


                                                             FILE NOS. 333-21993
                                                                       811-08059
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                        POST-EFFECTIVE AMENDMENT NO. 13                      [x]


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                                AMENDMENT NO. 14                             [x]


                              -------------------


                    COHEN & STEERS REALTY FOCUS FUND, INC.*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

            ROBERT H. STEERS
COHEN & STEERS SPECIAL EQUITY FUND, INC.                            COPY TO:
           757 THIRD AVENUE,                                  SARAH E. COGAN, ESQ.
           NEW YORK, NY 10017                            SIMPSON THACHER & BARTLETT LLP
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)              425 LEXINGTON AVE.
                                                               NEW YORK, NY 10017

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
                                     BOX):

                   [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)


                   [ ] ON [DATE] PURSUANT TO PARAGRAPH (B)


                   [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)


                   [x] ON MAY 1, 2005 PURSUANT TO PARAGRAPH (A)(1)


                   [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

                   [ ] ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485




     IF APPROPRIATE, CHECK THE FOLLOWING BOX:



                   [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
                       DATE FOR A PREVIOUSLY FILE POST-EFFECTIVE AMENDMENT.


________________________________________________________________________________

                   [COHEN & STEERS REALTY FOCUS FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                      CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
  PROSPECTUS IS  TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.


                                  MAY 1, 2005


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1
    Investment Objective and Principal Investment
       Strategies...........................................    1
    Who Should Invest.......................................    1
    Principal Risks.........................................    1
    Historical Fund Performance.............................    2
FEES AND EXPENSES OF THE FUND...............................    4
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    6
    Objective...............................................    6
    Principal Investment Strategies.........................    6
    Additional Investment Information.......................    7
    Principal Risks of Investing in the Fund................    8
MANAGEMENT OF THE FUND......................................   10
    The Advisor.............................................   10
    Portfolio Managers......................................   10
HOW TO PURCHASE AND SELL FUND SHARES........................   11
    Pricing of Fund Shares..................................   11
    Purchasing the Class of Fund Shares that is Best for
       You..................................................   11
    Class A Shares..........................................   12
    Class B Shares..........................................   14
    Class C Shares..........................................   15
    Dealer Compensation.....................................   15
    A Note on Contingent Deferred Sales Charges.............   15
    Class I Shares..........................................   15
    Purchase Minimums.......................................   15
    Form of Payment.........................................   16
    Purchases of Fund Shares................................   17
    Purchases Through Dealers and Intermediaries............   18
    Purchases Through the Distributor.......................   18
    Automatic Investment Plan...............................   18
    Exchange Privilege......................................   18
    How to Sell Fund Shares.................................   19
    Frequent Purchases and Redemptions of Fund Shares.......   21
ADDITIONAL INFORMATION......................................   22
    Distribution Plan.......................................   22
    Shareholder Service Plan................................   22
    Other Compensation......................................   23
    Dividends and Distributions.............................   23
    Tax Considerations......................................   23
    Privacy Policy..........................................   24
FINANCIAL HIGHLIGHTS........................................   25

                     COHEN & STEERS REALTY FOCUS FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Realty Focus Fund, Inc. (the fund) is maximum capital appreciation over the long-term through investment primarily in a limited number of real estate investment trusts (REITs) and other real estate oriented companies. Investments are selected for long-term capital appreciation; current income is incidental to the fund's investment objective. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Under normal circumstances, the fund will invest at least 80%, and normally substantially all, of its total assets in the equity securities of a limited number of REITs and companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by Cohen & Steers Capital Management Inc., the fund's advisor, to have unrecognized intrinsic value.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

The fund may be suitable for you if you are willing to hold your shares through periods of market fluctuations and the accompanying changes in share values. The fund is not intended for investors seeking short-term price appreciation or for 'market timers.'


You should not invest in the fund unless your investment horizon is at least six months. The fund will take reasonable steps to identify and reject orders from market timers. In addition, the fund will charge a redemption fee on certain redemptions. See Frequent Purchases and Redemptions of Fund Shares and How to Purchase and Sell Fund Shares -- How to Sell Fund Shares.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.

Real Estate Markets and REIT Risk. Additionally, since the fund concentrates its assets in the real estate industry, your investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares therefore can be more volatile than, and will perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.


As of January 31, 2005, the market capitalization of REITs ranged in size from approximately $3.7 million to $14.3 billion.


Non-Diversification. As a 'non-diversified' investment company, the fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the fund may be subject to a greater risk of loss than a fund that has a more diversified portfolio.

Your investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE


Class A, Class B and Class C shares each have an operating history of less than one year. The information presented below is for Class I shares, which are not offered in this prospectus, but which would have substantially similar annual returns to the Class A, Class B and Class C shares because the assets are invested in the same portfolio of securities. The annual returns of these classes will be less because they have higher expenses.


You should review the following information regarding the past performance of the fund. It shows how the fund's investment return can change from year to year and how the fund's returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the fund. Past performance (both before and after taxes) is not, however, an indication as to how the fund may perform in the future.

THIS CHART SHOWS THE TOTAL RETURN FOR THE FUND'S CLASS I SHARES FOR EACH FULL FISCAL YEAR SINCE THE FUND COMMENCED OPERATIONS, BUT DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THIS CHART DOES NOT REFLECT SALES CHARGES IMPOSED ON THE FUND'S CLASS A, CLASS B OR CLASS C SHARES; IF THESE AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

           COHEN & STEERS REALTY FOCUS FUND, INC. - CLASS I SHARES
                              ANNUAL TOTAL RETURNS


                             1998           -33.83%
                             1999            28.76%
                             2000             3.38%
                             2001             4.39%
                             2002             7.67%
                             2003            46.89%
                             2004                -


HIGHEST QUARTERLY RETURN DURING THIS PERIOD:      %
LOWEST QUARTERLY RETURN DURING THIS PERIOD:       %

THIS TABLE SHOWS THE AVERAGE ANNUAL TOTAL RETURNS OF THE CLASS I SHARES OF THE FUND FOR THE PAST YEAR, THE PAST FIVE YEARS AND THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF THREE INDEXES. INDEX PERFORMANCE DOES NOT REFLECT DEDUCTION FOR FEES, EXPENSES OR TAXES.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns will be less for the other classes of the fund because they have higher expenses.


                 AVERAGE ANNUAL TOTAL RETURNS -- CLASS I SHARES
                     (for periods ended December 31, 2004)



                                                                                     SINCE
                                                           1 YEAR     5 YEARS     INCEPTION**
                                                           ------     -------     -----------
Cohen & Steers Realty Focus Fund Return Before Taxes....        %           %             %
Cohen & Steers Realty Focus Fund Return After Taxes on
  Distributions.........................................        %           %             %
Cohen & Steers Realty Focus Fund Return After Taxes on
  Distributions and Sale of Fund Shares.................        %           %             %
NAREIT Equity REIT Index*...............................        %           %             %'D'
Wilshire Real Estate Securities Index*..................        %           %             %
S&P 500'r' Index*.......................................        %           %             %


---------

 * The NAREIT Equity REIT Index is comprised of   REITs. The Wilshire Real
   Estate Securities Index is comprised of companies operating in the real estate industry and includes REITs. This Index does not include REITs with investments in health care facilities. The fund invests in REITs with health care facilities. The S&P 500 is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and, for the fund only, capital gains distributions. You should note that the fund is a professionally managed mutual fund while the indexes are unmanaged, do not reflect deductions for fees, expenses or taxes and are not available for investment.


 'D' Prior to January 4, 1999, the NAREIT Equity REIT Index was published monthly. Total returns and cumulative values are calculated from the date nearest the inception for which comparable performance data exists.

** The inception date was May 8, 1997.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


                                            CLASS A             CLASS B           CLASS C
                                            -------             -------           -------
SHAREHOLDER FEES (fees paid directly
  from your investment):
Maximum sales charge (load) imposed on
  purchases (as a percentage of
  offering price)......................    4.50%(1)               0%                0%
Maximum sales charge (load) imposed on
  reinvested dividends (and other
  distributions) (as a percentage of
  offering price)......................       0%                  0%                0%
Maximum deferred sales charge (load)
  (as a percentage of original purchase
  price or redemption proceeds,
  whichever is lower)..................       0%(2)         5% IN 1ST YEAR       1% IN 1ST
                                                            4% IN 2ND YEAR         YEAR
                                                        3% IN 3RD AND 4TH YEARS
                                                            2% IN 5TH YEAR
                                                            1% IN 6TH YEAR
                                                          NONE THEREAFTER(3)
Redemption Fee (as a percentage of
  redemption proceeds; also imposed on
  exchanges)...........................  1.00% DURING             0%                0%
                                         THE FIRST SIX
                                            MONTHS;
                                              0%
                                         THEREAFTER(4)


ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets):
                                                               CLASS A      CLASS B      CLASS C
                                                               -------      -------      -------
Management Fee...........................................        0.90%        0.90%        0.90%
Distribution (12b-1) Fees................................        0.25%        0.75%(5)     0.75%
Service Fee..............................................        0.10%        0.25%        0.25%
Other Expenses(6)........................................            %            %            %
                                                                -----        -----        -----
Total Annual Fund Operating Expenses.....................            %            %            %
                                                                -----        -----        -----
Fee Waiver...............................................            %            %            %
                                                                -----        -----        -----
Net Expenses(7)..........................................            %            %            %
                                                                -----        -----        -----
                                                                -----        -----        -----


---------


(1) You may be able to reduce or eliminate the sales charge. See How to Purchase and Sell Fund Shares -- Class A Shares.



(2) A contingent deferred sales charge of 1% applies on certain redemptions made within one year following a purchase without a sales charge.


(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

(4) The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount.

(5) Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.

(6) Based on estimated amounts for the current fiscal year.

(7) Through December 31, 2005, the fund's advisor has agreed to waive its management fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of 1.65% for the Class A shares and 2.35% for the Class B and Class C shares.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


                                           1         3         5         10
                                         YEAR      YEARS     YEARS     YEARS
                                         ----      -----     -----     -----
Class A shares.......................    $        $         $          $
Class B shares
    Assuming redemption at the end of
      the period.....................
    Assuming no redemption at the end
      of the period..................
Class C shares
    Assuming redemption at the end of
      the period.....................
    Assuming no redemption at the end
      of the period..................



---------


* Through December 31, 2005, the fund's advisor has contractually agreed to waive its investment advisory fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of 1.65% for the Class A shares and 2.30% for the Class B and Class C shares. If this limitation on the total annual operating expenses was not reflected in the example, the cost of investing in the fund would be as follows:



                                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                         ------    -------   -------   --------
Class A shares........................................    $        $         $          $
Class B shares
   Assuming redemption at the end of the period.......
   Assuming no redemption at the end of the period....
Class C shares
   Assuming redemption at the end of the period.......
   Assuming no redemption at the end of the period....

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the fund is maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate oriented companies. The fund selects investments based upon the potential for long-term capital appreciation; current income is incidental to the fund's investment objective. There can be no assurance that the fund will achieve its investment objective. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Under normal circumstances, the fund will invest at least 80%, and normally substantially all, of its total assets in the equity securities of a limited number of REITs and companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and are believed by the advisor to have unrecognized intrinsic value.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the fund, the advisor relies on a fundamental analysis of each company. The advisor reviews each company's potential for success in light of the company's current financial condition, its industry position and economic and market conditions. The advisor evaluates a number of factors, including growth potential, earnings estimates and the quality of management.



Real Estate Oriented Companies

For purposes of the fund's investment objective and strategies, a real estate oriented company is one that:

  derives at least 50% of its gross revenues or net profits from the ownership, construction, financing, management, operation, sales or development of real estate or from the extraction of timber or minerals from real estate owned or leased by the company either as a lessor or as a lessee under a lease granting the designated development or extraction rights, or from businesses which have a clear relationship to the ownership, management, use, operation, or development of real estate or appurtenances to real estate

  or

    At least 50% of the company's intrinsic value, as determined by the advisor, is attributable to the value of real estate owned or leased by the company either as lessor or as lessee, to the value of timber or minerals on such real estate, or to the value of the stream of fees or revenues to be derived from the management or operation of real estate or to the rights to extract timber or minerals from real estate

Concentration

In keeping with its investment objective, the fund will concentrate more than 25% of its net assets in securities of issuers in real estate or related industries. As described in the prior section, the fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of its investment objective and its policy on industry concentration. This concentration policy will not limit the fund's purchase of obligations issued by the U.S. government and its agencies or instrumentalities, or cash equivalents (which will not be used to concentrate investments in a single industry other than real estate). The fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the fund's share price.

The fund may not be appropriate for investors who are unable to assume this volatility.

Equity Securities

Equity securities in which the fund may invest include common stock, preferred stock, convertible preferred stock, convertible bonds and warrants.

Real Estate Investment Trusts

The fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs will not be eligible for the dividends received deduction under Section 243 of the Internal Revenue Code of 1986, as amended (the code) and are generally not considered 'qualified dividend income' eligible for reduced rates of taxation. The dividends received deduction generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. Individuals will generally be taxed at long-term capital gain rates on qualified dividend income for taxable years beginning on or before December 31, 2008.

Types of REITs

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.



Foreign Securities

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.


--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION



In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information (SAI).



Restricted and Illiquid Securities



The fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.



Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of, and in accordance with guidelines established by, the board of directors who will determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs or other real estate companies that are not listed on a major stock exchange, options sold in the over-the-counter market and forward foreign currency contracts which are not exchange traded.



Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended or pursuant to Rule 144 promulgated under such Act. Where registration is required, the fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions develop, the fund might obtain a less favorable price than prevailed when it decided to sell. The advisor will monitor the liquidity of restricted securities in the fund's portfolio under the supervision of the board of directors. In reaching liquidity decisions, the advisor will consider, among other things, the following factors:



  the frequency of trades and quotes for the security



  the number of dealers wishing to purchase or sell the security and the number of other potential purchasers dealer undertakings to make a market in the security



  the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Defensive Position


In attempting to respond to adverse market, economic, political or other conditions, the fund's advisor may take a temporary defensive position and deviate from its investment objective by investing all or any portion of its assets in high-grade fixed income securities without regard to whether the issuer is a real estate company. When and to the extent the fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.



Portfolio Holdings



A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the SAI.


--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the fund's portfolio and the fund's price per share will vary based upon general market conditions.

General Risks of Securities Linked to the
Real Estate Market

The fund will not invest in real estate directly, but only in securities issued by REITs and other real estate oriented companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

  declines in the value of real estate

  risks related to general and local economic conditions

  possible lack of availability of mortgage funds

  overbuilding

  extended vacancies of properties

  increased competition

  increases in property taxes and operating expenses

  changes in zoning laws

  losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

  limitations on rents

  changes in neighborhood values and the appeal of properties to tenants changes in interest rates

Thus, the value of the fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than, and at times will perform differently from, large company stocks such as those found in the Dow Jones Industrial Average.

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities' markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers. Also, foreign securities may trade on days when the fund does not sell shares. As a result, the value of the fund's portfolio securities may change on days an investor may not be able to purchase or redeem fund shares.

Portfolio Turnover

The fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the fund. High portfolio turnover may result in the realization of net short-term capital gains by the fund which, when distributed to shareholders, will be taxable as ordinary income. See Tax Considerations for more information.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR


Cohen & Steers Capital Management, Inc., located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and in general, to conduct the management and investment program of the fund under the overall supervision and control of the board of directors of the fund. The advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers funds.


Under its investment advisory agreement with the fund, the advisor furnishes a continuous investment program for the fund's portfolio, makes the day-to-day investment decisions for the fund, and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the board of directors of the fund. The advisor performs certain administrative services for the fund and provides persons satisfactory to the board of directors to serve as officers of the fund. Such officers, as well as certain other employees and directors of the fund, may be directors, officers or employees of the advisor.

The advisor also selects brokers and dealers to execute the fund's portfolio transactions.


For its services under the investment advisory agreement, the fund pays the advisor a monthly management fee at the annual rate of 0.90% of the average daily net asset value of the fund. This fee is allocated among the separate classes based on the classes' proportionate shares of such average daily net asset value. This fee is higher than that incurred by most other investment
companies. The fund's effective management fee during 2004 was    % of average
daily net asset value.



In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.



A discussion regarding the Board of Director's basis for approving the investment advisory agreement is available in the statement of additional information.


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The fund's portfolio managers are:


  Martin Cohen -- Mr. Cohen is a director, president and treasurer of the fund. He is also co-founder, co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the fund's distributor.



  Robert H. Steers -- Mr. Steers is a director, chairman and secretary of the fund. He is also co-founder, co-chairman and co-chief executive officer of the advisor and Cohen & Steers, Inc., and president of Cohen & Steers Securities, LLC.



  Joseph M. Harvey -- Mr. Harvey joined the advisor in 1992 and currently serves as president of the advisor and Cohen & Steers, Inc.



  James S. Corl -- Mr. Corl joined the advisor in 1997 and currently serves as senior vice president and director of investment strategy for the advisor and Cohen & Steers, Inc.



The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership of securities in the fund.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PRICING OF FUND SHARES


The price at which you can purchase and redeem the fund's shares is the net asset value (NAV) of the shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the fund name and your account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.



We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day's NAV; orders received after the close of trading on the NYSE will receive the next day's NAV. The fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the fund's behalf. The fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by adding the market value of all securities and other assets in the fund's portfolio attributable to that class, subtracting liabilities attributable to that class, and dividing by the total number of shares of that class then outstanding.



Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's board of directors. Circumstances in which market prices may be unavailable, include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.



The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.



Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not able to purchase or redeem fund shares.


THE FUND RESERVES THE RIGHT TO REJECT, CANCEL OR RESCIND ANY PURCHASE ORDER AND TO WITHDRAW OR SUSPEND THE OFFERING OF SHARES AT ANY TIME. THE FUND MAY ALSO REQUEST ADDITIONAL INFORMATION FROM YOU IN ORDER TO VERIFY YOUR IDENTITY. IF YOU DO NOT PROVIDE THIS INFORMATION OR IF SUCH INFORMATION CANNOT BE VERIFIED, WE RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT TO THE EXTENT REQUIRED OR PERMITTED BY APPLICABLE LAW OR REGULATIONS, INCLUDING THOSE RELATING TO THE PREVENTION OF MONEY LAUNDERING.

--------------------------------------------------------------------------------
PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

All mutual funds incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

   Initial Sales Loads..........  A percentage fee deducted from your initial investment
   Contingent Deferred Sales
   Charges......................  A percentage fee deducted from your sales proceeds based on the
                                  length of time you own your
                                  shares
   Distribution 12b-1 Fees......  An annual percentage fee used to pay for distribution expenses
   Service Fees.................  An annual percentage fee used to pay for the cost of servicing
                                  shareholder accounts
   Redemption Fees..............  A percentage fee deducted from your redemption amount

This prospectus offers three separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor's financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

--------------------------------------------------------------------------------
CLASS A SHARES

 Initial Sales Loads -- The following initial sales loads apply to Class A shares:

                          SALES CHARGE AS
                          A PERCENTAGE OF
                          ---------------
                       OFFERING   NET AMOUNT
  INVESTMENT AMOUNT     PRICE*     INVESTED
---------------------   ------     --------
Less than $100,000...   4.50%       4.71%
$100,000 but less
  than $250,000......   3.75%       3.90%
$250,000 but less
  than $500,000......   2.75%       2.83%
$500,000 but less
  than $1 million....   2.25%       2.30%
$1 million or more...    None        None

---------

* 'Offering Price' is the amount you actually pay for Fund shares; it includes the initial sales charge.

  Contingent Deferred Sales Charge -- None, but if you invest $1 million or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value or the original cost of the shares that you sell.

  Distribution 12b-1 Fees -- 0.25% of average daily net assets annually.

  Service Fees -- 0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

  you prefer to pay an initial sales load and have the benefit of lower continuing fees you expect to maintain your investment for an extended period of time you qualify for a reduced initial sales load due to the size of your investment

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

AGGREGATING ACCOUNTS. The size of the total investment applies to the total amount being invested by any person, which includes:

  you, your spouse and children under the age of 21

  a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved any U.S. bank or investment advisor purchasing shares for its investment advisory clients

RIGHTS OF ACCUMULATION. A person (defined above) may take into account not only the amount being invested, but also the current net asset value of the shares of the fund and shares of other Cohen & Steers open-end funds that impose initial sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.


LETTER OF INTENTION. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their net asset value on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the fund, the transfer agent or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.



At the time of your purchase, you must inform the fund, your dealer or other financial intermediary of any other investment in the fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.



YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS FROM HTTP://COHENANDSTEERS.COM, THE SAI OR YOUR DEALER OR FINANCIAL INTERMEDIARY.


Sales at Net Asset Value. Class A shares of the fund may be sold at net asset value (i.e., without a sales charge) to certain investors, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases.


The fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the fund's sole discretion, for redemptions/exchanges, by: (i) retirement and deferred compensation plans, banks or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iii) accounts due to death or disability of a shareholder and (iv) certain other accounts as approved by the fund. See How to Sell Fund Shares -- Other Redemption Information -- Payment of Redemption Proceeds.


Dealer Commission. Cohen & Steers Securities, LLC, the fund's distributor (the distributor), may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the net asset value per share next determined after we receive your request. The transfer agent must be informed that your new purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT. THE ABILITY OF A SHAREHOLDER TO UTILIZE THE REINSTATEMENT PRIVILEGE IS SUBJECT TO THE FUND'S RIGHT TO REJECT ANY PURCHASE OR EXCHANGE ORDER IF IT BELIEVES SUCH SHAREHOLDER IS ENGAGED IN, OR HAS ENGAGED IN, MARKET TIMING OR OTHER ABUSIVE TRADING PRACTICES.


--------------------------------------------------------------------------------
CLASS B SHARES

  Initial Sales Loads -- None.

  Contingent Deferred Sales Charge (CDSC) -- If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on thelesser of the current net asset value of your shares or their original cost:

YEAR SINCE PURCHASE                 CDSC
-------------------                 ----
Less than 1 year..................  5.0%
1 to 2 years......................  4.0%
2 to 4 years......................  3.0%
4 to 5 years......................  2.0%
5 to 6 years......................  1.0%
6 years or more...................  None

  Distribution 12b-1 Fees -- 0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

  Service Fees -- 0.25% of average daily net assets annually.

You may want to purchase Class B shares if:

  you choose to pay no initial sales load and higher continuing fees you prefer to have all of your assets invested initially.

The following is additional information about Class B shares:

Dealer Commission. The distributor may pay a commission of up to 4% of the amount invested to dealers who sell Class B shares.

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
CLASS C SHARES

  Initial Sales Loads -- None.

  Contingent Deferred Sales Charge -- You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

  Distribution 12b-1 Fees -- 0.75% of average daily net assets.

  Service Fees -- 0.25% of average daily net assets.

You may want to purchase Class C shares if:

  you prefer to have all of your assets invested initially

  you are uncertain as to the length of time you intend to hold your shares of the fund.

The following is additional information about Class C shares:

Dealer Commission. The distributor may pay a commission of up to 1% of the amount invested to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter contingent deferred sales charge period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.



--------------------------------------------------------------------------------
A NOTE ON CONTINGENT DEFERRED SALES CHARGES


For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All contingent deferred sales charges will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.


--------------------------------------------------------------------------------
CLASS I SHARES

In addition to offering Class A, Class B and Class C shares, the fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares do not have a front-end sales load or a contingent deferred sales charge, and are not subject to distribution plan expenses. To obtain the prospectus that describes the fund's Class I shares, contact the fund or the distributor by writing to the address, or by calling the telephone number, listed on the back cover of this prospectus.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

You may open an account with the fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order and we reserve the right to waive or change these minimum investment requirements.

You can purchase the fund's shares through authorized dealers, other financial intermediaries or directly through the distributor. For accounts opened directly through the distributor, a completed and signed subscription agreement is required for the initial account opened with the fund.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

------------------------------------------------------------------------------------------------------
 COHEN & STEERS REALTY FOCUS FUND, INC.

           THE USA PATRIOT ACT

           TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
           FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
           THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.
           WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
           DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
           WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING
           A MUTUAL FUND ACCOUNT.
                                        SUBSCRIPTION AGREEMENT

------------------------------------------------------------------------------------------------------
 1 ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        A. INDIVIDUAL OR JOINT ACCOUNT*

           -------------------------------   ----------------------------------   --------------------
           Name                              Social Security Number**             Date of Birth

           -------------------------------   ----------------------------------   --------------------
           Name of Joint Owner, if any       Social Security Number**             Date of Birth

           Citizenship: [ ] U.S. Citizen [ ] Resident Alien [ ] Nonresident Alien***:
                                                                                     ----------------------------------
                                                                                             Country of Citizenship

[ ]        B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

           -------------------------------   ----------------------------------   --------------------
           Custodian's name (only one        Social Security Number**             Date of Birth
           permitted)

           -------------------------------   ----------------------------------   --------------------
           Minor's name (only one            Social Security Number**             Date of Birth
           permitted)

           under the ______________________________ Uniform Gifts/Transfers to Minors Act
                      (state residence of minor)

           Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -------------------
                                                                                                 Country of Citizenship

           Citizenship: of minor  [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -------------------
                                                                                                 Country of Citizenship

[ ]        C. TRUST, CORPORATION OR OTHER ENTITY

           -------------------------------               ----------------------------------    -----------------------
           Name of Trust, Corporation or Other Entity    Tax Identification Number**           Date
           of Trust Agreement

           Check the box that describes the entity establishing the account:
           [ ] U.S. Financial Institution governed by a federal regulator.
           [ ] Bank governed by a U.S. state bank regulator.
           [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange,
               American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:
           [ ] Retirement plan governed by ERISA.
           [ ] Trust. Attach a copy of the Trust Agreement.
           [ ] Partnership. Attach a copy of Partnership Agreement.
           [ ] U.S. Government Agency or Instrumentality.
           [ ] Other. ____________ Attach copy of document that formed entity or by laws or similar document.
               Call (800) 437-9912 to see if additional information is required.
           ---------
           * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.

           ** If applied for, include a copy of application for social security or tax identification number.

           *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 2 AUTHORIZED PERSONS

      IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP,
      (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE
      PROVIDED BELOW:

      -----------------------------------   --------------------------
      Authorized          Social Security     Date of Birth
      Individual/Trustee  Number*

      -----------------------------------   --------------------------
      Authorized          Social Security     Date of Birth
      Individual/Trustee  Number*

      Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**:
                                                                                 --------------------------------------
                                                                                          Country of Citizenship

      (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

      * If applied for, include a copy of application for social security number.

      ** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 3 ADDRESS

      (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)
      REGISTRANT STREET ADDRESS

                                                                                (          )
      -----------------------------------------------------------------------   ------------------------------------------
      Street                                                                    Home Telephone Number

                                                                                (          )
      -----------------------------------------------------------------------   ------------------------------------------
      City and State                      Zip Code                              Business Telephone Number

      Mailing Address ___________________ City _______________ State _______________ Zip _______________

      JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

      Address ___________________________ City _______________ State _______________ Zip _______________

--------------------------------------------------------------------------------------------------------------------------
 4 INVESTMENT INFORMATION

      CLASS OF SHARES (please check one:)  [ ] A   [ ] B   [ ] C
      (Class A purchased if no box checked)

      $___________________ Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by
       (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Realty Focus Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*

      * Call (800) 437-9912 to notify the fund of investments by wire and to obtain an account number. See the PURCHASE OF
        FUND SHARES section of the prospectus for wire instructions.

--------------------------------------------------------------------------------------------------------------------------
 5    AUTOMATIC INVESTMENT PLAN

      A. The automatic investment plan makes possible regularly scheduled monthly purchases of fund shares. The fund's transfer agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the fund.

         Please debit $ _______________ from my checking account beginning on ___________*.
                                                                               (Month)

         Please debit my account on (check one): [ ] 1st of Month    [ ] 15th of Month

      B. [ ] Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having money ($100 minimum) deducted from your checking account.*

      * To initiate the automatic investment plan or the Auto-Buy option, Section 10 of this subscription agreement must be completed.

                  PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

--------------------------------------------------------------------------------------------------------------------------
 6    REDUCED SALES CHARGE (CLASS A ONLY)

      RIGHTS OF AGGREGATION OR ACCUMULATION

       [ ] I apply for rights of aggregation reduced sales charges based on the following accounts:

       [ ] I apply for rights of accumulation reduced sales charges based on the following accounts:

      Account Name                             Social Security Number

      1.
      --------------------------------------   -------------------------------------------
      2.
      --------------------------------------   -------------------------------------------
      3.
      --------------------------------------   -------------------------------------------

      LETTER OF INTENT

       [ ] I am already investing under an existing letter of intent.

       [ ] I agree to the Letter of Intent provisions in the fund's current prospectus. During a 12 month period, I plan
           to invest a dollar amount of at least: [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

      NET ASSET VALUE PURCHASE

       [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus.

--------------------------------------------------------------------------------------------------------------------------
 7 EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the EXCHANGE PRIVILEGE section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
 8    REDEMPTION PRIVILEGES

      Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
      SHARES section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund's current prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 10).

--------------------------------------------------------------------------------------------------------------------------
 9    DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional fund shares.

      Dividends          [ ] Reinvest.      [ ] Pay in cash.

      Capital Gains      [ ] Reinvest.      [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete Section 10).

--------------------------------------------------------------------------------------------------------------------------
 10   BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

      -----------------------------------------------------------------------   ------------------------------------------
      Bank Name                                                                 Bank ABA Number

      -----------------------------------------------------------------------   ------------------------------------------
      Street or P.O. Box                                                        Bank Account Number

      -----------------------------------------------------------------------   ------------------------------------------
      City and State                          Zip Code                          Account Name

--------------------------------------------------------------------------------------------------------------------------
 11  SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:

         (1) I have the full right, power, capacity and authority to invest in the fund;

         (2) I am of legal age in my state of residence or am an emancipated minor;

         (3) All of the information on this agreement is true and correct; and

         (4) I will notify the fund immediately if there is any change in this information.

(b) I have read the current prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund's prospectus as in effect from time to time. Further, I agree that the fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)  If I am a U.S. citizen, resident alien, or a representative of a U.S.
     entity, I certify, under penalty of perjury, that:

         (1)  THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON
              THIS FORM ARE CORRECT

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

              I AM EXEMPT FROM BACKUP WITHHOLDING, OR

              I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE
              ('IRS') THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT
              OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR

              THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO
              BACKUP WITHHOLDING

              NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
              CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-
              REPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN, YOU
              MUST CROSS OUT THIS ITEM 2.

         (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN)

(d) If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1)  Indicate country of residence for tax purposes____________________

              Under penalty of perjury, I certify that I am not a U.S.
              citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1) Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons
              List of the Office of Foreign Assets Control of the United
              States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2) I agree to provide such information and execute and deliver such documents as the fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the fund may be subject, including compliance with anti-money laundering laws.

     THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS
     DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP
     WITHHOLDING.

      x                                                   x
      --------------------------------       ----------   -----------------------------------    ----------
      Signature* (Owner, Trustee, Etc.)         Date      Signature* (Joint Owner, Co-Trustee)      Date

      --------------------------------
      Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

-------------------------------------------------------------------------------------------
  FOR AUTHORIZED DEALER USE ONLY

      We hereby authorize the transfer agent to act as our agent in connection with the transactions authorized by the subscription agreement and agree to notify the transfer agent of any purchases made under a letter of intent, rights of accumulation or rights of aggregation. If the subscription agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

      ---------------------------------------------     ---------------------------------------------------
      Dealer's Name                                     Dealer Number

      ---------------------------------------------     ---------------------------------------------------
      Main Office Address                               Branch Number

      ---------------------------------------------     ---------------------------------------------------
      Representative's Name                             Rep. Number

                                                        (       )
      ---------------------------------------------     ---------------------------------------------------
      Branch Address                                    Telephone Number

      ---------------------------------------------     ---------------------------------------------------
      Authorized Signature of Dealer                    Date

--------------------------------------------------------------------------------

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the fund and share class

  name(s) in which shares are to be registered

  address

  social security or tax identification number (where applicable)

  dividend payment election

  amount to be wired

  name of the wiring bank

  name and telephone number of the person to be contacted in connection with the order

The transfer agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA# 011000028
  Account: DDA# 99055287
  Attn: Cohen & Steers Realty Focus Fund, Inc.
  For further credit to: (account name)
  Account Number: (provided by transfer agent)

3. Complete the subscription agreement included in this prospectus and mail it to the transfer agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.0. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the subscription agreement included in this prospectus.

2. Mail the subscription agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the fund and share class

  account number

  amount to be wired

  name of the wiring bank

  name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) in federal funds to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA# 011000028
  Account: DDA# 99055287
  Attn: Cohen & Steers Realty Focus Fund, Inc.
  For further credit to: (account name)
  Account Number: (provided by transfer agent)

Additional Purchases By Mail

1. Make a check payable to the fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your fund account number on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of a fund you own by automated clearing house
(ACH). To elect the Auto-Buy option, select it on your account application or call the transfer agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

--------------------------------------------------------------------------------
PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the fund's shares through selected securities dealers with whom the distributor has sales agreements or through other financial intermediaries. For a list of authorized dealers, please contact the fund at (800) 437-9912.

Dealers and other financial intermediaries are responsible for promptly transmitting purchase orders to the distributor. These dealers and financial intermediaries may impose transaction fees that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial intermediary for more information about any additional charges that may apply.

--------------------------------------------------------------------------------
PURCHASES THROUGH THE DISTRIBUTOR

You may purchase shares of the fund through the distributor by mailing a check made payable to Cohen & Steers Realty Focus Fund, Inc. along with the completed subscription agreement to Cohen & Steers Realty Focus Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The distributor will deduct any applicable sales charge from your payment.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The fund's automatic investment plan (the plan) provides a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan section of the subscription agreement included with this prospectus or contact your dealer. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


You may exchange some or all of your fund shares for shares of the other
Cohen & Steers open-end funds. If you exchange fund shares for shares of another Cohen & Steers fund that imposes an initial or contingent deferred sales charge, you must exchange into shares of the same class of such other fund and this transaction will not be subject to a sales charge. In computing the holding period for the purposes of the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange. If you exchange fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SSgA Money Market Fund (described below), then that exchange will be subject to applicable contingent deferred sales charges. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the fund, then that exchange will be subject to applicable initial sales charges.



The fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the fund's sole discretion, for redemptions by

(i) retirement and deferred compensation plans, banks or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders,
(iii) accounts due to death or disability of a shareholder and (iv) certain other accounts as approved by the fund.



The fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling
(800) 437-9912. Please read the prospectus carefully before you invest.



An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.



There is no charge for the exchange privilege. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE AND THIS PRIVILEGE MAY BE REVOKED IMMEDIATELY WITH RESPECT TO ANY SHAREHOLDER IF THE FUND BELIEVES THAT THE SHAREHOLDER IS ENGAGED IN, OR HAS ENGAGED IN, MARKET TIMING OR OTHER ABUSIVE TRADING PRACTICES. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.


--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or 'redeem' your shares through your dealer or other financial intermediary, by telephone or through the transfer agent. If your shares are held by your dealer or intermediary in 'street name,' you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts.

Redemption By Telephone

To redeem shares by telephone, call the fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., eastern time. If we receive your telephone redemption request after 4:00 p.m., eastern time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem fund shares by sending a written request for redemption to the transfer agent:

  Boston Financial Data Services
  P.O. Box 8123
  Boston, Massachusetts 02266-8123
  Attn: Cohen & Steers Realty Focus Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed identify your account number and tax identification number be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

For redemption made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at 800-437-9912.

The transfer agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

Other Redemption Information

Payment of Redemption Proceeds. The fund will normally send you redemption proceeds by check. However, if you made the election on the subscription agreement to receive redemption proceeds by wire, the fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The fund will pay redemption proceeds in cash, by check or wire, unless the board of directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.


The fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the fund's sole discretion, for redemptions/exchanges by (i) retirement and deferred compensation plans, banks or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iii) accounts due to death or disability of a shareholder and (iv) certain other accounts as approved by the fund.


Since the fund is designed to be a long-term investment, this fee is intended to compensate the fund for the costs that short-term investors impose. The fund also will charge you this fee if you redeem your shares through an exchange. The fund will not charge you this fee on shares that you acquire by reinvesting your dividends or distributions. When you sell any shares, you will sell first those shares you hold longer than one year and shares you acquire by reinvesting your dividends or distributions.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

  written requests to wire redemption
  proceeds (if not previously authorized on the subscription agreement)

  sending redemption proceeds to any person, address or bank account not on record transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the fund. The fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts.

If your fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the fund automatically liquidate your account.


--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance.



Because of potential harm to the fund and its long-term investors, the Board of Directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund's shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a shareholder may make, although the fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the fund or its operations. If, based on these procedures, the advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we will place a block on all further purchases or exchanges of fund shares.



Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.



Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of shareholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of the fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular shareholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a distribution plan) which allows the fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the fund may pay the distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the fund's net assets attributable to the Class B and Class C shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor is obligated to use the amounts received under the distribution plan for payments to qualifying dealers for their assistance in the distribution of the fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the distribution plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the distributor. Payments received with respect to Class B shares may be used for these purposes. The distributor bears distribution expenses to the extent they are not covered by payments under the distribution plan. Any distribution expenses incurred by the distributor in any fiscal year of the fund, which are not reimbursed from payments under the plan accrued in such fiscal year, will not be carried over for payment under the distribution plan in any subsequent year.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES PLAN

The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the fund's transfer agent. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies;

processing dividend payments and providing subaccounting services for fund shares held beneficially; and providing such other services as the fund or a shareholder may request.


--------------------------------------------------------------------------------
OTHER COMPENSATION



The advisor and the distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the Statement of Additional Information.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS


The fund will declare and pay dividends from its investment semi-annually. The fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the fund unless you elect to have them paid to you in cash.


We will calculate the dividends payable on each class of the fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the fund.

Dividends paid to you out of the fund's 'investment company taxable income' as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the fund's income consists of dividends paid by U.S. corporations, (other than REITs), a portion of the dividends paid by the fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the fund. Dividend income that the fund receives from REITs will generally not be treated as qualified dividend income. The fund does not expect significant portion of fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your fund shares. A distribution of an amount in excess of the fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

  fail to provide us with your correct taxpayer identification number;


  fail to make required certifications; or


  have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.


The fund has elected to be treated as, and to qualify each year as, a regulated investment company under U.S. federal income tax law. If the fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. If the fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on December 31 of such calendar year, plus such amounts from previous years that were not distributed, then the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the fund fails to qualify as a regulated investment company under the Code, the fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the fund in computing its taxable income.


Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the fund collects, how we protect that information, and why in certain cases we may share this information with others.


In order to conduct and process your business in an accurate and efficient manner, we may collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.


The fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the fund's transfer agent, that assist the fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the fund restricts access to personal information about its shareholders to employees of the advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been
audited by                         , whose report, along with the fund's audited
financial statements, are included in the fund's current annual report, which is available free of charge upon request.



                                                              CLASS A     CLASS B     CLASS C
                                                               -----------------------------
                                                                    FOR THE PERIOD FROM
                                                               SEPTEMBER 30, 2004'D' THROUGH
                                                                     DECEMBER 31, 2004
                                                              --------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year........................     $           $           $
                                                               ------      ------      ------
Income from investment operations:
    Net investment income.................................
    Net realized and unrealized gain/(loss) on
      investments.........................................
                                                               ------      ------      ------
      Total from investment operations....................
                                                               ------      ------      ------
Less dividends and distributions to shareholders from:
    Net investment income.................................
    Net realized gain on investments......................
    Tax return of capital.................................
                                                               ------      ------      ------
      Total dividends and distributions to shareholders...
                                                               ------      ------      ------
Redemption fees retained by the fund......................
                                                               ------      ------      ------
      Net increase/(decrease) in net asset value..........
                                                               ------      ------      ------
Net asset value, end of year..............................     $           $           $
                                                               ------      ------      ------
                                                               ------      ------      ------
----------------------------------------------------------------------------------------------
Total investment return...................................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (in millions).................     $           $           $
                                                               ------      ------      ------
                                                               ------      ------      ------
    Ratio of expenses to average daily net assets
      (before expense reduction)..........................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------
    Ratio of expenses to average daily net assets
      (net of expense reduction)..........................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------
    Ratio of net investment income to average daily net
      assets
      (before expense reduction)..........................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------
    Ratio of net investment income to average daily net
      assets
      (net of expense reduction)..........................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------
    Portfolio turnover rate...............................            %           %           %
                                                               ------      ------      ------
                                                               ------      ------      ------



---------



'D' Commencement of Operations.

                   [COHEN & STEERS REALTY FOCUS FUND LOGO]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND


If you would like additional information about Cohen & Steers Realty Focus Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:


  Annual/Semi-Annual Reports -- Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year.

  Statement of Additional Information -- Additional information about the fund's structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.


To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:



By telephone                 (800) 437-9912
By mail                      Cohen & Steers Realty Focus Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123
By e-mail                    marketing@cohenandsteers.com
On the Internet              http://cohenandsteers.com



This information may also be available from your broker or financial advisor. In addition, other information about the fund (including the fund's SAI) may be obtained from the Securities and Exchange Commission (the 'SEC'):


  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.


                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-08059

                   [COHEN & STEERS REALTY FOCUS FUND LOGO]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                                 CLASS I SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
  PROSPECTUS IS  TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.


                                  MAY 1, 2005


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1

    Investment Objective and Principal Investment
       Strategies...........................................    1

    Who Should Invest.......................................    1

    Principal Risks.........................................    1

    Historical Fund Performance.............................    2

FEES AND EXPENSES OF THE FUND...............................    4

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    5

    Objective...............................................    5

    Principal Investment Strategies.........................    5

    Additional Investment Information.......................    6

    Principal Risks of Investing in the Fund................    7

MANAGEMENT OF THE FUND......................................    9

    The Advisor.............................................    9

    Portfolio Managers......................................    9

HOW TO PURCHASE AND SELL FUND SHARES........................   10

    Pricing of Fund Shares..................................   10

    Types of Shareholders Qualified to Purchase Class I
       Shares...............................................   11

    Purchase Minimums.......................................   11

    Additional Classes Offered..............................   11

    Form of Payment.........................................   11

    Purchases of Fund Shares................................   12

    Automatic Investment Plan...............................   13

    Exchange Privilege......................................   13

    How to Sell Fund Shares.................................   13

    Frequent Purchases and Redemptions of Fund Shares.......   15

ADDITIONAL INFORMATION......................................   16

    Dividends and Distributions.............................   16

    Dealer Compensation.....................................   16

    Tax Considerations......................................   16

    Privacy Policy..........................................   17

FINANCIAL HIGHLIGHTS........................................   18

                     COHEN & STEERS REALTY FOCUS FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Realty Focus Fund, Inc. (the fund) is maximum capital appreciation over the long-term through investment primarily in a limited number of real estate investment trusts (REITs) and other real estate oriented companies. Investments are selected for long-term capital appreciation; current income is incidental to the fund's investment objective. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Under normal circumstances, the fund will invest at least 80%, and normally substantially all, of its total assets in the equity securities of a limited number of REITs and companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by Cohen & Steers Capital Management, Inc., the fund's investment advisor (the advisor), to have unrecognized intrinsic value.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

The fund may be suitable for you if you are willing to hold your shares through periods of market fluctuations and the accompanying changes in share values. The fund is not intended for investors seeking short-term price appreciation or for 'market timers.'


You should not invest in the fund unless your investment horizon is at least six months. The fund will take reasonable steps to identify and reject orders from market timers. In addition, the fund will charge a redemption fee on certain redemptions. See Frequent Purchases and Redemptions of Fund Shares and How to Purchase and Sell Fund Shares -- How to Sell Fund Shares.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.

Real Estate Markets and REIT Risk. Since the fund concentrates its assets in the real estate industry, your investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares therefore can be more volatile than, and will perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.


As of January 31, 2005, the market capitalization of REITs ranged in size from approximately $3.7 million to $14.3 billion.


Non-Diversification. As a 'non-diversified' investment company, the fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the fund may be subject to a greater risk of loss than a fund that has a more diversified portfolio.

Your investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Class I shares of the fund. It shows how the fund's investment return can change from year to year and how the fund's returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the fund. Past performance (both before and after taxes) is not, however, an indication as to how the fund may perform in the future.

THIS CHART SHOWS THE TOTAL RETURN FOR THE FUND'S CLASS I SHARES FOR EACH FULL FISCAL YEAR SINCE CLASS I SHARES COMMENCED OPERATIONS, BUT DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

            COHEN & STEERS REALTY FOCUS FUND, INC. - CLASS I SHARES
                              ANNUAL TOTAL RETURNS

                              1998          -33.83%
                              1999           28.76%
                              2000            3.38%
                              2001            4.39%
                              2002            7.67%
                              2003           46.89%
                              2004               -


HIGHEST QUARTERLY RETURN DURING THIS PERIOD:      %
LOWEST QUARTERLY RETURN DURING THIS PERIOD:       %

THIS TABLE SHOWS THE AVERAGE ANNUAL TOTAL RETURNS OF THE CLASS I SHARES OF THE FUND FOR THE PAST YEAR, THE PAST FIVE YEARS AND THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF THREE INDEXES. INDEX PERFORMANCE DOES NOT REFLECT DEDUCTION FOR FEES, EXPENSES OR TAXES.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns will vary for other classes of the fund.


                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ended December 31, 2004)



                                                                                     SINCE
                                                           1 YEAR     5 YEARS     INCEPTION**
                                                           ------     -------     -----------
Cohen & Steers Realty Focus Fund Return Before Taxes....        %           %             %
Cohen & Steers Realty Focus Fund Return After Taxes on
  Distributions.........................................        %           %             %
Cohen & Steers Realty Focus Fund Return After Taxes on
  Distributions and Sale of Fund Shares.................        %           %             %
NAREIT Equity REIT Index*...............................        %           %             %'D'
Wilshire Real Estate Securities Index*..................        %           %             %
S&P 500'r' Index*.......................................        %           %             %



---------
 * The NAREIT Equity REIT Index is comprised of   REITs. The Wilshire Real
   Estate Securities Index is comprised of companies operating in the real estate industry and includes REITs. This Index does not include REITs with investments in health care facilities. The fund invests in REITs with health care facilities. The S&P 500 is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and, for the fund only, capital gains distributions. You should note that the fund is a professionally managed mutual fund while the indexes are unmanaged, do not reflect deductions for fees, expenses or taxes and are not available for investment.


'D' Prior to January 4, 1999, the NAREIT Equity REIT Index was published monthly. Total returns and cumulative values are calculated from the date nearest the inception for which comparable performance data exists.

 ** The inception date was May 8, 1997.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.



Shareholder Fees (fees paid directly from your
  investment):
Redemption Fee (as a percentage of redemption         1.00% during the
  proceeds; also imposed on exchanges).............  first six months;
                                                         0% thereafter
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from fund assets):
Management Fee.....................................         0.90%
Other Expenses.....................................             %
Total Annual Fund Operating Expenses...............             %
Fee Waiver.........................................            (%)
                                                            ------
Net Expenses*......................................             %
                                                            ======



---------

* Through December 31, 2005, the fund's advisor has agreed to waive its management fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of Class I shares to 1.30%.

EXAMPLE**

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IN ADDITION, THE EXAMPLE ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
                                                            $        $         $         $


---------
** The fund's advisor has agreed to waive its investment advisory fee and/or reimburse the fund for expenses incurred so as to limit the total expense ratio of Class I shares to 1.30% through December 31, 2005. If this limitation on the total expense ratio were reflected in the example, the cost of investing in the fund would be as follows:


                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ------   -------   -------   --------
                   $         $         $         $

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the fund is maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate oriented companies. Investments are selected for long-term capital appreciation; current income is incidental to the fund's investment objective. There can be no assurance that the fund will achieve its investment objective. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Under normal circumstances, the fund will invest at least 80%, and normally substantially all, of its total assets in the equity securities of a limited number of REITs and companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and are believed by Cohen & Steers Capital Management, Inc., the investment advisor (the advisor), to be undervalued.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the fund, the advisor relies on a fundamental analysis of each company. The advisor reviews each company's potential for success in light of the company's current financial condition, its industry position and economic and market conditions. The advisor evaluates a number of factors, including growth potential, earnings estimates and the quality of management.



Real Estate Oriented Companies

For purposes of the fund's investment objectives and strategies, a real estate oriented company is one that:

  derives at least 50% of its gross revenues or net profits from the ownership, construction, financing, management, operation, sales or development of real estate or from the extraction of timber or minerals from real estate owned or leased by the company either as a lessor or as a lessee under a lease granting the designated development or extraction rights, or from businesses which have a clear relationship to the ownership, management, use, operation, or development of real estate or appurtenances to real estate

  or

    At least 50% of the company's intrinsic value, as determined by the advisor, is attributable to the value of real estate owned or leased by the company either as lessor or as lessee, to the value of timber or minerals on such real estate, or to the value of the stream of fees or revenues to be derived from the management or operation of real estate or to the rights to extract timber or minerals from real estate

Concentration

In keeping with its investment objective, the fund will concentrate more than 25% of its net assets in securities of issuers in real estate or related industries. As described in the prior section, the fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of its investment objective and its policy on industry concentration. This concentration policy will not limit the fund's purchase of obligations issued by the U.S. government and its agencies or instrumentalities, or cash equivalents (which will not be used to concentrate investments in a single industry other than real estate). The fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the fund's share price. The fund may not be appropriate for investors who are unable to assume this volatility.

Equity Securities

Equity securities in which the fund may invest include common stock, preferred stock, convertible preferred stock, convertible bonds and warrants.

Real Estate Investment Trusts

The fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs will not be eligible for the dividends received deduction under Section 243 of the Internal Revenue Code of 1986, as amended (the code) and are generally not considered 'qualified dividend income' eligible for reduced rates of taxation. The dividends received deduction generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. Individuals will generally be taxed at long-term capital gain rates on qualified dividend income for taxable years beginning on or before December 31, 2008.

Types of REITs

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.



Foreign Securities

The fund may invest up to 20% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.


--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT INFORMATION



In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information (SAI).



Restricted and Illiquid Securities



The fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.



Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of, and in accordance with guidelines established by, the board of directors who will determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs or other real estate companies that are not listed on a major stock exchange, options sold in the over-the-counter market and forward foreign currency contracts which are not exchange traded.



Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended, or pursuant to Rule 144 promulgated under such Act. Where registration is required, the fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions develop, the fund might obtain a less favorable price than prevailed when it decided to sell. The advisor will monitor the liquidity of restricted securities in the fund's portfolio under the supervision of the board of directors. In reaching liquidity decisions, the advisor will consider, among other things, the following factors:



  the frequency of trades and quotes for the security



  the number of dealers wishing to purchase or sell the security and the number of other potential purchasers dealer undertakings to make a market in the security



  the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Defensive Position


In attempting to respond to adverse market, economic, political or other conditions, the fund's advisor may take a temporary defensive position and deviate from its investment objective by investing all or any portion of its assets in high-grade fixed income securities without regard to whether the issuer is a real estate company. When and to the extent the fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.



Portfolio Holdings



A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the SAI.


--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the fund's portfolio and the fund's price per share will vary based upon general market conditions.

General Risks of Securities Linked to the
Real Estate Market

The fund will not invest in real estate directly, but only in securities issued by REITs and real estate oriented companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

  declines in the value of real estate

  risks related to general and local economic conditions

  possible lack of availability of mortgage funds

  overbuilding

  extended vacancies of properties

  increased competition

  increases in property taxes and operating expenses

  changes in zoning laws

  losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

  limitations on rents

  changes in neighborhood values and the appeal of properties to tenants changes in interest rates

Thus, the value of the fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the code, or to maintain their exemptions from registration under the Investment Company

Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than, and at times will perform differently from, large company stocks such as those found in the Dow Jones Industrial Average.

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities' markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers. Also, foreign securities may trade on days when the fund does not sell shares. As a result, the value of the fund's portfolio securities may change on days an investor may not be able to purchase or redeem fund shares.

Portfolio Turnover

The fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the fund. High portfolio turnover may result in the realization of net short-term capital gains by the fund which, when distributed to shareholders, will be taxable as ordinary income. See Tax Considerations for more information.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR


Cohen & Steers Capital Management, Inc., a registered investment advisor, located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and in general, to conduct the management and investment program of the fund under the overall supervision and control of the board of directors of the fund. The advisor was formed in 1986 and its current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers funds.


Under its investment advisory agreement with the fund, the advisor furnishes a continuous investment program for the fund's portfolio, makes the day-to-day investment decisions for the fund, and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the board of directors of the fund. The advisor performs certain administrative services for the fund and provides persons satisfactory to the board of directors to serve as officers of the fund. Such officers, as well as certain other employees and directors of the fund, may be directors, officers or employees of the advisor.

The advisor also selects brokers and dealers to execute the fund's portfolio transactions.


For its services under the investment advisory agreement, the fund pays the advisor a monthly management fee at the annual rate of 0.90% of the average daily net asset value of the fund. The fee is allocated among the separate classes proportionately on the basis of each class's average daily net asset value. This fee is higher than that incurred by most other investment companies.
The fund's effective management fee during 2004 was   % of average daily net
asset value.



In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.



A discussion regarding the Board of Director's basis for approving the investment advisory agreement is available in the statement of additional information.


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The fund's portfolio managers are:


  Martin Cohen -- Mr. Cohen is a director, president and treasurer of the fund. He is also co-founder, co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the fund's distributor.



  Robert H. Steers -- Mr. Steers is a director, chairman and secretary of the fund. He is also co-founder, co-chairman and co-chief executive officer of the advisor and Cohen & Steers, Inc., and president of Cohen & Steers Securities, LLC.



  Joseph M. Harvey -- Mr. Harvey is a vice president of the Fund. He joined the advisor in 1992 and currently serves as president of the advisor and Cohen & Steers, Inc.



  James S. Corl -- Mr. Corl is a vice president of the fund. He joined the advisor in 1997 and currently serves as senior vice president for the advisor and Cohen & Steers, Inc.



The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership of securities in the fund.

--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------

PRICING OF FUND SHARES


The price at which you can purchase and redeem the fund's Class I shares is the net asset value (NAV) of the shares next determined after we receive your order in proper form, less any applicable initial or contingent deferred sales charge or redemption fee. Proper form means that your request includes the fund name and your account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.



We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day's NAV; orders received after the close of trading on the NYSE will receive the next day's NAV. The fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the fund's behalf. The fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker's designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by adding the market value of all securities and other assets in the fund's portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares and dividing by the total number of Class I shares then outstanding.



Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's board of directors. Circumstances in which market prices may be unavailable, include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.



The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.



Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not able to purchase or redeem fund shares.


THE FUND RESERVES THE RIGHT TO REJECT, CANCEL OR RESCIND ANY PURCHASE ORDER AND TO WITHDRAW OR SUSPEND THE OFFERING OF SHARES AT ANY TIME. THE FUND MAY ALSO REQUEST ADDITIONAL INFORMATION FROM YOU IN ORDER TO VERIFY YOUR IDENTITY. IF YOU DO NOT PROVIDE THIS INFORMATION OR IF SUCH INFORMATION CANNOT BE VERIFIED, WE RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT TO THE EXTENT REQUIRED OR PERMITTED BY APPLICABLE LAW OR REGULATIONS, INCLUDING THOSE RELATING TO THE PREVENTION OF MONEY LAUNDERING.

--------------------------------------------------------------------------------
TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

  investors who owned shares in the fund prior to the date of this prospectus (Existing Shareholders). Existing Shareholders will be able to purchase additional shares in their existing accounts, but will not be able to open a new account unless they meet the initial minimum investment amount described in Purchase Minimums.

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

  tax-exempt employee benefit plans of the advisor or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities LLC, the fund's principal underwriter (the distributor);

  institutional advisory accounts of the advisor or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and

  such other investors that qualify for the minimum purchase amount and are approved by the distributor.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the fund with a minimum investment of $100,000. If you are an advisor, you may open a Class I account with the fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500.

You can purchase the fund's Class I shares through authorized dealers and other financial intermediaries although they may charge you a transaction or other fee when you purchase or redeem shares. You can also purchase Class I shares directly through the distributor. For accounts opened directly through the distributor, a completed and signed subscription agreement is required for the initial account opened with the fund. Dealers and other financial intermediaries may increase or decrease the $500 minimum for additional investments.

--------------------------------------------------------------------------------
ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the fund also offers Class A, Class B and Class C shares which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent using the address or phone numbers listed on the back cover of this prospectus.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the fund and share class

  name(s) in which shares are to be registered

  address

  social security or tax identification number (where applicable)

  dividend payment election

  amount to be wired

  name of the wiring bank

  name and telephone number of the person to be contacted in connection with the order

The transfer agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA# 011000028
  Account: DDA# 99055287
  Attn: Cohen & Steers Realty Focus Fund, Inc.
  For further credit to: (account name)
  Account Number: (provided by transfer agent)

3. Complete the subscription agreement included in this prospectus and mail it to the transfer agent:

  Boston Financial Data Services
  Attn: Cohen & Steers Funds
  P.O. Box 8123
  Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the subscription agreement included in this prospectus.

2. Mail the subscription agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

  name of the fund

  account number

  amount to be wired

  name of the wiring bank

  name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) in federal funds to the custodian:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110
  ABA# 011000028
  Account: DDA# 99055287
  Attn: Cohen & Steers Realty Focus Fund, Inc.
  For further credit to: (account name)
  Account Number: (provided by transfer agent)

Additional Purchases By Mail

1. Make a check payable to the fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your fund account number on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of a fund you own by automated clearing house
(ACH). To elect the Auto-Buy option, select it on your account application or call the transfer agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The fund's automatic investment plan (the plan) provides a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan section of the subscription agreement included with this prospectus or contact your dealer. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


You may exchange some or all of your fund shares for shares of the other
Cohen & Steers open-end funds. If you exchange fund shares for shares of another Cohen & Steers fund that imposes an initial or contingent deferred sales charges, you must exchange into shares of the same class of such other Cohen & Steers open-end fund, except that Existing Shareholders must exchange into a share class other than Class I and will be subject to any applicable sales charges. The Fund will charge you a fee of 1% of the exchange amount if you exchange your shares within six months of the time you purchased them. See How to Sell Fund Shares -- Other Redemption Information for additional information. Cohen & Steers also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling
(800) 437-9912. Please read the prospectus carefully before you invest.



An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.



We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE AND THIS PRIVILEGE MAY BE REVOKED IMMEDIATELY WITH RESPECT TO ANY SHAREHOLDER IF THE FUND BELIEVES THAT THE SHAREHOLDER IS ENGAGED IN, OR HAS BEEN ENGAGED IN, MARKET TIMING OR OTHER ABUSIVE TRADING PRACTICES. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.


--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may sell or 'redeem' your shares through your dealer or other financial intermediary, by telephone or through the transfer agent. Dealers and other intermediaries may charge transaction or other fees in connection with redemptions.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts.

Redemption By Telephone

To redeem shares by telephone, call the fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., eastern time. If we receive your telephone redemption request after 4:00 p.m., eastern time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem fund shares by sending a written request for redemption to the transfer agent:

  Boston Financial Data Services
  P.O. Box 8123
  Boston, Massachusetts 02266-8123
  Attn: Cohen & Steers Special Equity Fund, Inc.

A written redemption request must:

  state the number of shares or dollar amount to be redeemed identify your account number and tax identification number be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

For redemption made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at 800-437-9912.

The transfer agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

Other Redemption Information

Payment of Redemption Proceeds. Except as described below, the fund will normally send you redemption proceeds by check. However, if you made the election on the subscription agreement to receive redemption proceeds by wire, the fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The fund will pay redemption proceeds in cash, by check or wire, unless the board of directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The fund will charge you a fee of 1% of your redemption amount if you sell your shares within six months of the time you purchased them. Since the fund is designed to be a long-term investment, this fee is intended to compensate the fund for the costs that short-term investors impose. The fund also will charge you this fee if you redeem your shares through an exchange.

The fund will not charge you this fee on shares that you acquire by reinvesting your dividends or distributions. When you sell any shares, you will sell first those shares you hold longer than one year and shares you acquire by reinvesting your dividends or distributions. The redemption fee may be waived, in the fund's sole discretion, for redemption/exchanges by: (i) retirement and deferred compensation plans, banks or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iii) accounts due to death or disability of a shareholder and (iv) certain other accounts as approved by the fund.


Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

  written requests to wire redemption
  proceeds (if not previously authorized on the subscription agreement)

  sending redemption proceeds to any person, address or bank account not on record transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the fund. The fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts.

If your fund account has a value of $100,000 or less as the result of any voluntary redemption ($2,000 or less for Existing Shareholders), we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 ($10,000 for Existing Shareholders) or more and avoid having the fund automatically liquidate your account.


--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance.



Because of potential harm to the fund and its long-term investors, the Board of Directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund's shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a shareholder may make, although the fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the fund or its operations. If, based on these procedures, the advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we will place a block on all further purchases or exchanges of fund shares.



Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.



Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of shareholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of the fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular shareholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS


The fund will declare and pay dividends from its investment income semi-annually. The fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the fund unless you elect to have them paid to you in cash.



--------------------------------------------------------------------------------
DEALER COMPENSATION



The advisor and the distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the Statement of Additional Information.


--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the fund.

Dividends paid to you out of the fund's 'investment company taxable income' as that term is defined in the code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the fund's income consists of dividends paid by U.S. corporations, (other than REITs), a portion of the dividends paid by the fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the fund. Dividend income that the fund receives from REITs will generally not be treated as qualified dividend income. The fund does not expect significant portion of fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your fund shares. A distribution of an amount in excess of the fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the fund in October, November or

December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

  fail to provide us with your correct taxpayer identification number fail to make required certifications

  have been notified by the IRS that you are subject to backup withholding

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the fund.

--------------------------------------------------------------------------------
PRIVACY POLICY

The fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the fund collects, how we protect that information, and why in certain cases we may share this information with others.

The fund does not receive any personal information relating to shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the fund, to conduct and process your business in an accurate and efficient manner, we must collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

The fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the fund's transfer agent, that assist the fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the fund restricts access to personal information about its shareholders to employees of the advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below provides financial highlights for the fund's Class I shares. It is intended to help you understand the fund's financial performance for the past five and one-half years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class I shares would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This
information has been audited by             , whose report, along with the
fund's audited financial statements, are included in the fund's current annual report, which is available free of charge upon request.



                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                2004     2003    2002(A)   2001(A)   2000(A)   1999(A)
-------------------------------                                ----     ----    -------   -------   -------   -------
Net asset value, beginning of year..........................  $        $27.50   $ 26.63   $ 26.60   $ 26.76   $ 20.88
                                                              ------   ------   -------   -------   -------   -------
Income from investment operations:
   Net investment income....................................             0.64      0.73      0.69      0.85      0.07
   Net realized and unrealized gain/(loss) on investments...            12.06      1.29      0.49      0.01      5.92
                                                              ------   ------   -------   -------   -------   -------
      Total income from investment operations...............            12.70      2.02      1.18      0.86      5.99
                                                              ------   ------   -------   -------   -------   -------
Less dividends and distributions to shareholders from:
   Net investment income....................................            (1.67)    (1.21)    (0.52)    (1.02)    (0.07)
   Tax return of capital....................................      --       --        --     (0.63)       --     (0.04)
                                                              ------   ------   -------   -------   -------   -------
      Total dividends and distributions to shareholders.....            (1.67)    (1.21)    (1.15)    (1.02)    (0.11)
                                                              ------   ------   -------   -------   -------   -------
Redemption fees retained by fund............................             0.02      0.06        --        --        --
                                                              ------   ------   -------   -------   -------   -------
Net increase/(decrease) in net assets.......................            11.05      0.87      0.03     (0.16)     5.88
                                                              ------   ------   -------   -------   -------   -------
Net asset value, end of year................................  $        $38.55   $ 27.50   $ 26.63   $ 26.60   $ 26.76
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
---------------------------------------------------------------------------------------------------------------------
Total investment return.....................................            46.89%     7.67%     4.39%     3.38%    28.76%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in millions)....................  $        $ 28.5   $  18.2   $  20.2   $  33.5   $  43.0
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
   Ratio of expenses to average daily net assets (before
    expense reduction)......................................             1.99%     2.09%     1.83%     2.40%     2.21%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
   Ratio of expenses to average daily net assets (net of
    expense reduction)......................................             1.50%     1.50%     1.83%     2.37%     1.96%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
   Ratio of net investment income to average daily net
    assets (before expense reduction).......................             1.33%     1.96%     2.16%     3.07%     0.03%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
   Ratio of net investment income to average daily net
    assets (net of expense reduction).......................             1.82%     2.55%     2.16%     3.10%     0.28%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------
   Portfolio turnover rate..................................           181.13%   179.19%   107.68%    58.99%   115.43%
                                                              ------   ------   -------   -------   -------   -------
                                                              ------   ------   -------   -------   -------   -------



---------
(a) Certain per share amounts and ratios have been revised to reflect the reclassification of distributions received from investments in REITs, as described in the notes to the financial statements contained in the fund's annual report to shareholders.

------------------------------------------------------------------------------------------------------
 COHEN & STEERS REALTY FOCUS FUND, INC. -- CLASS I SHARES ONLY

           THE USA PATRIOT ACT

           TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
           FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
           THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.
           WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
           DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
           WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING
           A MUTUAL FUND ACCOUNT.
                                        SUBSCRIPTION AGREEMENT

------------------------------------------------------------------------------------------------------
 1 ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        A. INDIVIDUAL OR JOINT ACCOUNT*

           -------------------------------   ----------------------------------   --------------------
           Name                              Social Security Number**             Date of Birth

           -------------------------------   ----------------------------------   --------------------
           Name of Joint Owner, if any       Social Security Number**             Date of Birth

           Citizenship: [ ] U.S. Citizen [ ] Resident Alien [ ] Nonresident Alien***:
                                                                                     ----------------------------------
                                                                                             Country of Citizenship

[ ]        B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

           -------------------------------   ----------------------------------   --------------------
           Custodian's name (only one        Social Security Number**             Date of Birth
           permitted)

           -------------------------------   ----------------------------------   --------------------
           Minor's name (only one            Social Security Number**             Date of Birth
           permitted)

           under the ______________________________ Uniform Gifts/Transfers to Minors Act
                      (state residence of minor)

           Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -------------------
                                                                                                 Country of Citizenship

           Citizenship: of minor  [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                                    -------------------
                                                                                                 Country of Citizenship

[ ]        C. TRUST, CORPORATION OR OTHER ENTITY

           Name of Trust, Corporation or Other Entity    Tax Identification Number**           Date of Trust Agreement

           Check the box that describes the entity establishing the account:
           [ ] U.S. Financial Institution governed by a federal regulator.
           [ ] Bank governed by a U.S. state bank regulator.
           [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange,
               American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:
           [ ] Retirement plan governed by ERISA.
           [ ] Trust. Attach a copy of the Trust Agreement.
           [ ] Partnership. Attach a copy of Partnership Agreement.
           [ ] U.S. Government Agency or Instrumentality.
           [ ] Other. ____________ Attach copy of document that formed entity or by laws or similar document.
             Call (800) 437-9912 to see if additional information is required.

           ---------
           * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.

           ** If applied for, include a copy of application for social security or tax identification number.

           *** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 2 AUTHORIZED PERSONS

      IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP,
      (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE
      PROVIDED BELOW:

      -----------------------------------   --------------------------   ---------------------
      Authorized Individual/Trustee         Social Security Number*      Date of Birth

      -----------------------------------   --------------------------   ---------------------
      Authorized Individual/Trustee         Social Security Number*      Date of Birth


      Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**:
                                                                                 --------------------------------------
                                                                                          Country of Citizenship

      (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

      * If applied for, include a copy of application for social security number.

      ** Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 3 ADDRESS

      (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)
      REGISTRANT STREET ADDRESS

                                                                                (          )
      -----------------------------------------------------------------------   ------------------------------------------
      Street                                                                    Home Telephone Number

                                                                                (          )
      -----------------------------------------------------------------------   ------------------------------------------
      City and State                      Zip Code                              Business Telephone Number

      Mailing Address ___________________ City _______________ State _______________ Zip _______________

      JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

      Address ___________________________ City _______________ State _______________ Zip _______________

--------------------------------------------------------------------------------------------------------------------------
 4 INVESTMENT INFORMATION

      $__________________ Amount to invest ($100,000 minimum investment). Do not send cash. Investment will be paid for by
      (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Realty Focus Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*

      * Call (800) 437-9912 to notify the fund of investments by wire and to obtain an account number. See the PURCHASE OF
        FUND SHARES section of the prospectus for wire instructions.

--------------------------------------------------------------------------------------------------------------------------
 5    AUTOMATIC INVESTMENT PLAN

      A. The automatic investment plan makes possible regularly scheduled monthly purchases of fund shares. The fund's transfer agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the fund.

      Please debit $_______________  from my checking account beginning on __________________*.
                                                                                 (Month)
      Please debit my account on (check one): [ ] 1st of Month    [ ] 15th of Month

      B. [ ] Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having money ($500 minimum) deducted from your checking account.*

      * To initiate the automatic investment plan or the Auto-Buy option, Section 9 of this subscription agreement must be completed.

                  PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

--------------------------------------------------------------------------------------------------------------------------
 6    EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the EXCHANGE PRIVILEGE section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
 7    REDEMPTION PRIVILEGES

      Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
      SHARES section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund's current prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

--------------------------------------------------------------------------------------------------------------------------
 8    DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional fund shares.

      Dividends          [ ] Reinvest.      [ ] Pay in cash.

      Capital Gains      [ ] Reinvest.      [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete Section 10).

--------------------------------------------------------------------------------------------------------------------------
 9 BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

      -----------------------------------------------------------------------   ------------------------------------------
      Bank Name                                                                 Bank ABA Number

      -----------------------------------------------------------------------   ------------------------------------------
      Street or P.O. Box                                                        Bank Account Number

      -----------------------------------------------------------------------   ------------------------------------------
      City and State                          Zip Code                          Account Name

--------------------------------------------------------------------------------------------------------------------------
 10 SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:

         (1) I have the full right, power, capacity and authority to invest in the fund;

         (2) I am of legal age in my state of residence or am an emancipated minor;

         (3) All of the information on this agreement is true and correct; and

         (4) I will notify the fund immediately if there is any change in this information.

(b) I have read the current prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund's prospectus as in effect from time to time. Further, I agree that the fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)  If I am a U.S. citizen, resident alien, or a representative of a U.S.
     entity, I certify, under penalty of perjury, that:

         (1)  THE TAXPAYER IDENTIFICATION NUMBER AND TAX STATUS SHOWN ON
              THIS FORM ARE CORRECT

         (2)  I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE:

              I AM EXEMPT FROM BACKUP WITHHOLDING, OR

              I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE
              ('IRS') THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT
              OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR
              THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO
              BACKUP WITHHOLDING

              NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
              CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-
              REPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN, YOU
              MUST CROSS OUT THIS ITEM 2.

         (3)  I AM A U.S. PERSON (INCLUDING RESIDENT ALIEN)

(d) If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1) Indicate country of residence for tax purposes ___________________ Under penalty of perjury, I certify that I am not a U.S.
              citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)  Additional Certification:

         (1) Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2) I agree to provide such information and execute and deliver such documents as the fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the fund may be subject, including compliance with anti-money laundering laws.

     THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      x                                                   x
      --------------------------------       ----------   -----------------------------------    ----------
      Signature* (Owner, Trustee, Etc.)         Date      Signature* (Joint Owner, Co-Trustee)      Date

      --------------------------------
      Name and Title

---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

                           [LOGO OF COHEN & STEERS
                              REALTY FOCUS FUND]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND


If you would like additional information about Cohen & Steers Realty Focus Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:


  Annual/Semi-Annual Reports -- Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year.

  Statement of Additional Information -- Additional information about the fund's structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.


To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:



By telephone                 (800) 437-9912
By mail                      Cohen & Steers Realty Focus Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123
By e-mail                    marketing@cohenandsteers.com
On the Internet              http://cohenandsteers.com




This information may also be available from your broker or financial advisor. In addition, other information about the fund (including the fund's SAI) may also be obtained from the Securities and Exchange Commission (the 'SEC'):


  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.



                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-08059

                           [LOGO OF COHEN & STEERS
                              REALTY FOCUS FUND]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION




                                  MAY 1, 2005


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ
 IN CONJUNCTION WITH THE PROSPECTUS FOR THE CLASS A, CLASS B AND CLASS C SHARES
  OF THE FUND AND THE PROSPECTUS FOR THE CLASS I SHARES OF THE FUND, DATED THE SAME DATE AS THIS STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED FROM TIME
 TO TIME (TOGETHER, THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. THE FINANCIAL
 STATEMENTS AND NOTES CONTAINED IN THE ANNUAL REPORT AND SEMI-ANNUAL REPORT ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES
 OF THE STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS, ANNUAL AND SEMI-ANNUAL
  REPORTS MAY BE OBTAINED FREE OF CHARGE BY WRITING THE ADDRESS OR CALLING THE
                           PHONE NUMBER SHOWN ABOVE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Investment Strategies and Risks.............................    3

Investment Restrictions.....................................   10

Management of the Fund......................................   12

Compensation of Directors and Certain Officers..............   17

Investment Advisory and Other Services......................   17

Portfolio Managers..........................................   26

Portfolio Transactions and Brokerage........................   26

Organization and Description of Capital Stock...............   28

Dealer Reallowances.........................................   29

Distribution Plan...........................................   29

Determination of Net Asset Value............................   30

Reducing the Initial Sales Load on Class A Shares...........   31

Sale of Fund Shares.........................................   33

Contingent Deferred Sales Charges...........................   33

Other Information...........................................   35

Taxation....................................................   36

Performance Information.....................................   45

Counsel and Independent Registered Public Accounting Firm...   47

Financial Statements........................................   47

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Cohen & Steers Realty Focus Fund, Inc. (the 'Fund') is an open-end, management investment company organized as a Maryland corporation on February 14, 1997.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the information on strategies and risks set forth in the Prospectus. Except as otherwise provided below, the Fund's investment strategies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment strategies without written notice to shareholders.


In addition, shareholders will be provided with at least 60 days prior written notice of any change to the fund's investment policy of investing at least 80% of its total assets in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts, as described in prospectus.


--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (REITs) are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of Equity REITs.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the 'Advisor') has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund's assets may also be invested temporarily in money market instruments. Cash reserves in excess of 35% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the fund, in effect as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's Investor Service, Inc. (Moody's) or Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc. (S&P), certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).

In entering into the repurchase agreement for the Fund, the Advisor will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
BORROWING

The Fund may borrow up to 30% of the value of its assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Fund's net asset value. Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ('forward contracts') and foreign currency futures contracts ('foreign currency futures'), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may experience a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that are sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the Advisor's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund's futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund's assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund's futures contracts and options thereon may equal or exceed 100% of the Fund's total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund is operated by persons who have claimed exclusions from the definition of the term 'commodity pool operator' under the Commodity Exchange Act and, therefore, are not subject to registratioon or regulation as commodity pool operators under the Act.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS



The Fund has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://cohenandsteers.com or through some other means of public dissemination. The Fund's full portfolio holdings are published quarterly in reports sent to shareholders and such reports are made available on the Cohen & Steers website, generally within 30-60 days after the end of each quarter. These quarterly holding reports are also filed with the SEC within 60 days of the end of each quarter, as part of Form N-CSR or Form N-Q. In addition, the Fund publishes its top 10 holdings quarterly on the Cohen & Steers website, generally within 15-30 days after the end of each quarter. Once the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter's holdings are posted on the website.



The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:



1. The Fund's portfolio holdings may be disclosed prior to public release to certain third parties (e.g., rating and ranking organizations, financial printers, pricing information vendors, and other research firms for legitimate business purposes). Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund.



2. The Fund's portfolio holdings may also be disclosed between and among the Fund's Advisor, distributor, administrator, sub-administrator, custodian, independent auditor and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator, and as imposed on the other parties by agreement or under applicable laws, rules and regulations.



3. The Fund's Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the funds' portfolio holdings.



4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.



Neither the Fund, the Advisor nor any other party receives any compensation in connection with the disclosure of the Fund's portfolio holdings.



The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) having the chief compliance officer of the Fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any material portfolio holdings disclosure, and (3) considering whether to approve or ratify any amendment to the portfolio holdings disclosure policies.



The Board of Directors of the Fund believes that the limited disclosure of the Fund's portfolio holdings to affiliates of the Fund for legitimate business purposes is in the best interest of Fund shareholders.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objective and the general investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund's total assets;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;


4. Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;


5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

8. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, as amended (the '1940 Act'), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

9. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

10. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

11. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

12. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

13. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment objective and strategies set forth in the Prospectus and the investment restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the '1940 Act', a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of
(1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with the Advisor, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Advisor and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors. As of February 15, 2005, the directors and officers as a group beneficially owned, directly or indirectly, less than 1% of the outstanding shares of the Fund.



The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each director and officer of the Fund is also a director or officer of each of the other thirteen funds in the Cohen & Steers fund complex.



                                                                     PRINCIPAL OCCUPATION(S)
                           POSITIONS(S) HELD      TERM OF              DURING PAST 5 YEARS
  NAME, ADDRESS AND AGE        WITH FUND           OFFICE      (INCLUDING OTHER DIRECTORSHIPS HELD)
  ---------------------        ---------           ------      ------------------------------------
INTERESTED DIRECTORS

Robert H. Steers1 .......  Director, Chairman   Until Next     Co-Chairman and Co-Chief
Age: 52                    of the Board, and    Election of    Executive Officer of the
                               Secretary        Directors      Advisor since 2003 and
                                                               prior to that, Chairman
                                                               of the Advisor;
                                                               President of Cohen &
                                                               Steers Securities, LLC,
                                                               the Fund's distributor.

Martin Cohen *1 .........      Director,        Until Next     Co-Chairman and Co-Chief
Age: 56                      President and      Election of    Executive Officer of the
                               Treasurer        Directors      Advisor since 2003 and
                                                               prior to that, President
                                                               of the Advisor; Vice
                                                               President of Cohen &
                                                               Steers Securities, LLC.

DISINTERESTED DIRECTORS

Bonnie Cohen * ..........       Director        Until Next     Private Consultant.
Age: 62                                         Election of    Prior thereto,
                                                Directors      Undersecretary of State,
                                                               United States Department
                                                               of State. Director of
                                                               Wellsford Real
                                                               Properties, Inc.

George Grossman .........       Director        Until Next     Attorney-at-law.
Age: 51                                         Election of
                                                Directors

Richard E. Kroon ........       Director        2005           Board Member of Finlay
Age: 62                                                        Enterprises, Inc. (fine
                                                               jewelry retailer).
                                                               Formerly Chairman and
                                                               Managing Partner of the
                                                               Sprout Group Venture
                                                               Capital Fund, a division
                                                               of Donald, Lufkin &
                                                               Jenrette Securities
                                                               Corporation, and former
                                                               Chairman of the National
                                                               Venture Capital
                                                               Association.

Richard J. Norman .......       Director        Until Next     Private Investor. Prior
Age: 61                                         Election of    thereto, Investment
                                                Directors      Representative of Morgan
                                                               Stanley Dean Witter.


                             NUMBER OF FUNDS
                           WITHIN FUND COMPLEX
                           OVERSEEN BY DIRECTOR    LENGTH OF
  NAME, ADDRESS AND AGE    (INCLUDING THE FUND)   TIME SERVED
  ---------------------    --------------------   -----------
INTERESTED DIRECTORS

Robert H. Steers1 .......          14               Since
Age: 52                                             Inception

Martin Cohen *1 .........          14               Since
Age: 56                                             Inception

DISINTERESTED DIRECTORS

Bonnie Cohen * ..........          14               Since
Age: 62                                             December
                                                    2001

George Grossman .........          14               Since
Age: 51                                             Inception

Richard E. Kroon ........          14               Since
Age: 62                                             November
                                                    2004

Richard J. Norman .......          14               Since
Age: 61                                             December
                                                    2001


                                                                     PRINCIPAL OCCUPATION(S)
                           POSITIONS(S) HELD      TERM OF              DURING PAST 5 YEARS
  NAME, ADDRESS AND AGE        WITH FUND           OFFICE      (INCLUDING OTHER DIRECTORSHIPS HELD)
  ---------------------        ---------           ------      ------------------------------------
Frank K. Ross ...........       Director        Until Next     Board member of NCRID Group, Inc.
Age: 61                                         Election of    (insurance) and various non- profit
                                                Directors      organizations. Formerly, Midatlantic
                                                               Area Managing Partner for Audit and
                                                               Risk Advisory Services at KPMG LLP
                                                               and Managing Partner of its
                                                               Washington DC Office.

Willard H. Smith Jr. ....       Director        Until Next     Board member of Essex Property Trust
Age: 68                                         Election of    Inc., Highwoods Properties, Inc.,
                                                Directors      Realty Income Corporation and Crest
                                                               Net Lease, Inc. Managing Director at
                                                               Merrill Lynch & Co., Equity Capital
                                                               Markets Division from 1983 to 1995.

C. Edward Ward, Jr. .....       Director        2005           Member of the Board of Trustees of
Age: 58                                                        Manhattan College, Riverdale,
                                                               New York. Formerly head of
                                                               closed-end fund listings for the New
                                                               York Stock Exchange.


                             NUMBER OF FUNDS
                           WITHIN FUND COMPLEX
                           OVERSEEN BY DIRECTOR    LENGTH OF
  NAME, ADDRESS AND AGE    (INCLUDING THE FUND)   TIME SERVED
  ---------------------    --------------------   -----------
Frank K. Ross ...........         14              Since May
Age: 61                                           2004

Willard H. Smith Jr. ....         14              Since
Age: 68                                           Inception

C. Edward Ward, Jr. .....         14              Since
Age: 58                                           November
                                                  2004


---------

* Martin Cohen and Bonnie Cohen are unrelated


1 'Interested person' as defined in the 1940 Act because of affiliation with the fund's advisor.


The officers of the Fund, their addresses, their ages, and their principal occupations for at least the past five years are set forth below.




                               POSITIONS(S) HELD
  NAME, ADDRESS AND AGE            WITH FUND
  ---------------------            ---------
Adam M. Derechin                Vice President and
Age: 40                         Assistant Treasurer

Lawrence B. Stoller ..........  Assistant Secretary
Age: 40

Joseph M. Harvey .............    Vice President
Age: 40

James S. Corl ................    Vice President
Age: 38

John E. McLean ...............   Chief Compliance
Age: 34                               Officer



  NAME, ADDRESS AND AGE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  ---------------------        -------------------------------------------
Adam M. Derechin                Chief Operating Officer of the Advisor since 2003 and prior to that, Senior Vice
Age: 40                           President of the Advisor.

Lawrence B. Stoller ..........  Executive Vice President and General Counsel of the Advisor, since 2004. Chief
Age: 40                           Legal Officer of Cohen & Steers Securities, LLC. Prior to that, Senior Vice
                                  President of the Advisor, since 1999; Associate General Counsel, Neuberger
                                  Berman Management, Inc. (money manager).

Joseph M. Harvey .............  President of the Advisor since 2003 and prior to that Senior Vice President and
Age: 40                           director of investment research.

James S. Corl ................  Senior Vice President of the Advisor since 2000 and prior to that Vice
Age: 38                           President.

John E. McLean ...............  Vice President and Associate General Counsel of Cohen & Steers Capital
Age: 34                           Management since September 2003. Prior to that, Vice President, Law &
                                  Regulation, J. & W. Seligman & Co. Incorporated (money manager); and
                                  Associate, Battle Fowler LLP (law firm).


The following table provides information concerning the dollar range of the Fund's equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers fund complex is set forth below.

                                                                                       AGGREGATE DOLLAR RANGE
                                                              DOLLAR RANGE OF EQUITY   OF EQUITY SECURITIES IN
                                                              SECURITIES IN THE FUND   THE COHEN & STEERS FUND
                                                                      AS OF                 COMPLEX AS OF
                                                                DECEMBER 31, 2004         DECEMBER 31, 2004
                                                                -----------------         -----------------
Robert H. Steers............................................      over $100,000            over $100,000
Martin Cohen................................................      over $100,000            over $100,000
Bonnie Cohen................................................    $50,001 -- $100,000        over $100,000
George Grossman.............................................     $10,001 -- $50,000        over $100,000
Richard E. Kroon............................................          none                      none
Richard J. Norman...........................................          none                 over $100,000
Frank K. Ross...............................................          none              $50,0001 -- $100,000
Willard H. Smith Jr.........................................   $10,001 -- $50,000          over $100,000
C. Edward Ward, Jr..........................................          none                      none


Conflicts of Interest. No Director who is not an 'interested person' of the Fund as defined in the 1940 Act, and none of their immediate family members, owns any securities issued by the Advisor, or any person or entity (other than the Fund and other funds in the Cohen & Steers complex) directly or indirectly controlling, controlled by, or under common control with the Advisor.

--------------------------------------------------------------------------------
BOARD'S ROLE IN FUND GOVERNANCE


Committees. The Fund's Board of Directors has four standing committees, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee, each of which are composed of all of the directors who are not interested persons of the Fund, as defined in the 1940 Act. The members of the Committees are Ms. Cohen and Messrs. Grossman, Kroon, Norman, Ross, Smith and Ward. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund's shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund's Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Investment Manager and to select third parties to provide evaluative reports and other information regarding the services provided by the Investment Manager to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.



--------------------------------------------------------------------------------
COHEN & STEERS REALTY FOCUS FUND, INC.



Continuation of Investment Advisory Agreement. The Board of Directors of the Fund including a majority of the Directors who are not parties to the Fund's Investment Advisory Agreement, or interested persons of any such party ('Independent Directors'), has the responsibility under the 1940 Act to approve the Fund's proposed Investment Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. At meetings held in person on December 6 and 7, 2004, the Investment Advisory Agreement was discussed and was unanimously continued for a one-year term by the Fund's Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the Contract Review Committee's discussions prior to the Board meeting and during the Board meeting and executive session.



In considering whether to continue the Fund's Investment Advisory Agreement, the Board reviewed materials provided by the Advisor and Fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with investment objectives and policies similar to those of the Fund prepared by Morningstar Associates LLC ('Morningstar') and summaries of the fee and expense information prepared by the Advisor, information regarding the past performance of the Advisor prepared by Morningstar, sales and redemption data for the Fund and memoranda outlining the legal duties of the Board. The Board also met with investment advisory personnel from the Advisor. The Board considered factors relating to both the selection of the investment adviser and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following:



(i) The nature, extent and quality of services to be provided by the Advisor:
The Directors reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Directors also discussed with officers and portfolio managers of the Fund the amount of time the Advisor dedicated to the Fund during the last year and the types of transactions that were being done on behalf of the Fund. The Directors also listened to a presentation by the Advisor on its investment philosophy with respect to the Fund and the investment outlook for the Fund. Additionally, the Directors considered the services provided by the Advisor to its other open-end investment companies that invest substantially in real estate securities and have investment objectives and strategies similar to the Fund.



In addition, the Board considered the education, background and experience of the personnel at the Advisor. They also took into consideration the favorable history and reputation of the portfolio managers for the Fund, finding that this has had, and would likely continue to have, a favorable impact on the success of the Fund. The Board noted that the Advisor's experience in investing in real estate securities generally helped further the Fund's objectives. Lastly, the Directors noted the Advisor's ability to attract quality and experienced personnel. The Directors concluded that the scope of services provided by the Advisor to the Fund, including compliance with investment restrictions and tax reporting requirements, was consistent with services provided by the Advisor for other funds and accounts in both nature and quality.



(ii) Investment performance of the Fund and the Advisor: The Directors reviewed the past investment performance of the Fund, as well as the past investment performance of the Fund's peer group. In particular, they focused on materials provided by Morningstar. The Directors noted that the Fund had had exceptional performance during the past five years. In particular, the Directors noted that, according to Morningstar, in the specialty real estate category, the Fund had the second-best total returns among its peers for 1, 3 and 5 years. The Directors also noted that the Fund was currently outperforming its benchmarks.



The Directors reviewed the Advisor's performance for other open-end real estate funds. In particular, the Directors noted that the Advisor managed several real estate funds, other than the Fund, that were outperforming their benchmark indices and their competitors. The Directors recognized that past performance is not an indicator of future performance, but found that the Advisor had the necessary expertise to manage the Fund in accordance with its investment objectives and strategies. The Directors determined that the Advisor would continue to be an appropriate investment adviser for the Fund and that Fund performance was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund: Next, the Directors considered the cost of the services provided by the Advisor. As part of their analysis, the Directors gave substantial consideration to the fees and expense ratios of the Fund provided by Morningstar. Under the Investment Advisory Agreement, the Fund pays the Investment Manger a monthly management fee computed at the annual rate of 0.92% of the average daily net assets of the Fund. The Directors noted, however, that the Advisor had waived 0.49% of its advisory fee during the reporting period, resulting in a net management fee of 0.43%.



In reviewing the investment advisory fee, the Directors considered the management fees of the Fund's peer group (selected by Morningstar), and noted that the Fund's fee was slightly above the peer group average (though after the Advisor's waiver the fee was substantially below the peer group average). The Directors also noted that the Fund's total expense ratio was roughly at its peer group average. The Directors concluded that the Fund's investment management fee was projected to continue to be in line with the average investment management fee charged to peer group funds.



The Directors also reviewed information regarding the profitability to the Advisor of its relationship with the Fund. The Board considered the level of the Advisor's profits and whether the profits were reasonable for the Advisor. The profitability analysis took into consideration fall out benefits from the Advisor's relationship with the Fund, including fees paid to the Advisor under the Administration Agreement. The Director's found that the profits realized by the Advisor from its relationship with the Fund were reasonable and consistent with fiduciary duties.



(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: Not applicable (no breakpoints).



(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Directors compared both the services rendered and the fees paid under the Investment Advisory Agreement to other contracts of the Advisor and compared the fees paid under the Investment Advisory Agreement to contracts of other investment advisers managing real estate securities. The Directors also considered fees charged by the Advisor to institutional and other clients. The Directors determined that the services and fees were comparable to those being offered under the other contracts by the Advisor and other investment advisers.



The Directors took into consideration other benefits to be derived by the Advisor in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor would be eligible to receive by allocating the Fund's brokerage transactions. The Directors also noted the administrative services provided under the Administration Agreement by the Advisor for the Fund such as operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board to serve as officers of the Fund, noting that these services were beneficial to the Fund.



No single factor was determinative to the decision of the Board. Rather, after weighing all of the reasons discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreement.

--------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
--------------------------------------------------------------------------------


The following table sets forth information regarding compensation of directors by the Fund and by the Cohen & Steers fund complex of which the Fund is a part for the fiscal year ended December 31, 2004. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the Column headed 'Total Compensation From Fund and Fund Complex Paid to Directors,' the compensation paid to each director represents the fourteen funds that each director served in the fund complex during the fiscal year ended December 31, 2004. The directors do not receive any pension or retirement benefits from the fund complex.



                                     COMPENSATION TABLE
                            FISCAL YEAR ENDED DECEMBER 31, 2004
                                                                                  TOTAL
                                                                              COMPENSATION
                                                                                FROM FUND
                                                               AGGREGATE        AND FUND
                                                              COMPENSATION   COMPLEX PAID TO
                  NAME OF PERSON, POSITION                     FROM FUND      DIRECTORS***
                  ------------------------                     ---------      ------------
Gregory C. Clark'D'D', Director.............................     $3,250          $34,625
Bonnie Cohen*, Director.....................................      7,500           85,625
Martin Cohen**, Director and President......................          0                0
George Grossman*, Director..................................      7,500           85,625
Richard E. Kroon*'D', Director..............................      2,165           25,500
Richard J. Norman*, Director................................      7,500           85,625
Willard H. Smith Jr.*, Director.............................      7,500           85,625
Frank K. Ross*, Director....................................      5,875'D'        71,000'D'
Robert H. Steers**, Director and Chairman...................          0                0
C. Edward Ward, Jr.,*'D', Director..........................      2,165           25,500


---------


 * Member of the Audit Committee, Nominating Committee, Contract Review Committee and Governance Committee.


 ** 'Interested person,' as defined in the 1940 Act, of the Fund because of the affiliation with the Advisor.


*** The Cohen & Steers fund complex consisted of 12 registered investment companies during the fiscal year ended December 31, 2004.



 'D' Messrs. Kroon, Ward and Ross were first elected as a director in 2004.



 'D'D' Effective June 3, 2004, Mr. Clark resigned as a Director.


--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE ADVISOR

Cohen & Steers Capital Management, Inc. (the Advisor), located at 757 Third Avenue, New York, New York 10017 is the investment advisor to the Fund.


The Advisor, a registered investment advisor, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans and investment companies, including each of the fourteen open-end and closed-end Cohen & Steers funds. The Investment Manager is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol 'CNS'. Martin Cohen and Robert Steers are deemed controlling persons of the Advisor on the basis of their ownership of the stock in CNS.


Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.


Under the Advisory Agreement, the Fund will pay the Advisor a monthly advisory fee in an amount equal to 1/12th of 0.90% of the average daily value of the net assets of the Fund. For the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor received advisory fees from the Fund in the following amounts:



                                                        GROSS        ADVISORY          NET
FISCAL YEAR ENDED                                    ADVISORY FEE   FEE WAIVERS   ADVISORY FEES
-----------------                                    ------------   -----------   -------------
December 31, 2004..................................    $             $              $
December 31, 2003..................................    $             $              $
December 31, 2002..................................    $             $      0       $


The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian which the Advisor is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Advisor or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.


All of the officers of the Fund listed above may also be officers of some or all of the other Cohen & Steers funds and are officers or employees of the Advisor. Their affiliations with the Fund and with the Advisor are provided under their principal business occupations.


--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund;
(ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company ('State Street') as sub-administrator under a mutual funds service agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including
(i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Advisor, custodian or transfer agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. Under the Administration Agreement the Advisor remains responsible for monitoring and overseeing the performance by State Street, of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.


Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee. The administration fee paid by the Fund is computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers fund complex at an annual rate equal to 0.030% of the first $2.2 billion in assets, 0.020% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by the Fund and the other funds in the Cohen & Steers complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund's custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below. Boston Financial Data Services, Inc. has been retained by State Street to provide transfer agency services to the Fund and is sometimes referred to as the Transfer Agent.



For the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor
received administration fees from the Fund in the amounts of $    , $4,224 and
$4,210 respectively.


--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, LLC (the 'Distributor'), an affiliate of the Advisor, serves without charge as the distributor of shares of the Fund. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an 'affiliated person' of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under 'Management of the Fund' as directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at 225 Franklin Street, Boston, Massachusetts 02110, has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary,

Boston Financial, to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

--------------------------------------------------------------------------------
CODE OF ETHICS


The Fund, the Advisor and the Distributor, have adopted a joint code of ethics pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, as amended, that is designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The code of ethics, among other things, prohibits personnel of the Advisor and the Distributor from investing in REITs and real estate securities, preferred securities and initial public offerings; requires pre-approval for transactions in private placements and most other securities transactions (including transactions in Cohen & Steers closed-end funds; and requires pre-approval for sales of shares of Cohen & Steers open-end funds. The Fund's Disinterested Directors are prohibited from purchasing or selling any security if they know or reasonably should know at the time of the transaction that the security is being considered for purchase or sale by the Fund, or is being purchased or sold by the Fund.


--------------------------------------------------------------------------------
PROXY VOTING

The Fund's Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that proxies with respect to the Fund's portfolio companies shall be voted in accordance with the Advisor's Statement of Policies and Procedures Regarding the Voting of Securities (the Proxy Voting Policies and Procedures). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company's business and prospects, especially in light of our projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor's decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company's executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other stock awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor's guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as 'poison pills.' Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who, to its knowledge, without shareholder approval, have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against 'golden parachute' plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company's audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company's charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors -- that is, cast more than one vote for a director about whom they feel strongly -- generally increases shareholders' rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor's general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor's guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor's portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research's designee (the Designee) shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor's General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor:

Name of the company

Ticker symbol

CUSIP number

Shareholder meeting date

Brief identification of each matter voted upon

Whether the matter was proposed by management or a shareholder

Whether the Advisor voted on the matter

If the Advisor voted, then how the Investment Manager voted

Whether the Advisor voted with or against management

The Advisor's General Counsel shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor shall rely on the SEC's EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the Fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate's relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to determine whether if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor's Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor's General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor's affiliates for purposes of the Advisor's Inside Information Policy and Procedures. The General Counsel (or his designee) maintains a watch list and a restricted list. The Advisor's Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) shall receive on at least an annual basis from each member of the Advisor's Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel determines that the relationship between the Advisor's affiliate and a company is financially material, he shall communicate that information to the members of the Advisor's Investment Committee and instruct them, and the Designee, that the Advisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor from voting common stock issued by that company, since the member's personal and professional interests will be aligned.

In cases in which the Advisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted.)


The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filings are available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC's website (http://www.sec.gov).



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



[TO BE UPDATED]


--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Directors, and subject to their supervision, the Fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor will only cause the Fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the Fund. In certain circumstances, regulatory restrictions may prevent the Fund from purchasing securities in an offering in which the Advisor's affiliate serves as placement agent of the issuer, and the Fund's inability to participate could be deemed to be to the detriment of the Fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that the Fund received best execution viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services, as well as equipment facilitating the delivery of these services. While it is not the Advisor's policy to 'pay up' for these research services, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor determines in good faith that the commission was reasonable in relation to the value of the research service provided viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities to the Fund. Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount.

The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which the Fund would be obligated to pay (such as custodial and professional fees).

For the fiscal years ended December 31, 2004, 2003 and 2002, the Fund paid a
total of $      , $104,659 and $112,037 in brokerage commissions, respectively.
Of such amount, $      , $29,842 and $35,562, respectively, was placed with
brokers or dealers who provide research and investment information to the Fund. The Fund's portfolio turnover rate for the
fiscal year ended December 31, 2004 was      %.


--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
--------------------------------------------------------------------------------

The Fund was incorporated on February 14, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of Common Stock, $0.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund's shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws as amended and supplemented from time to time.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Board of Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.


As of February 15, 2005, there were       shares of the Fund's common stock
outstanding. Also as of that date, the following investors owned beneficially or of record 5% or more of the Fund's Class A shares;



The following investors owned beneficially or of record 5% of the Fund's Class B shares:



The following investors owned beneficially or of record 5% of the Fund's Class C shares:



The following investors owned beneficially or of record 5% of the Fund's Class I shares:

--------------------------------------------------------------------------------
DEALER REALLOWANCES
--------------------------------------------------------------------------------

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

                                                       SALES CHARGE         SALES CHARGE         REGULAR DEALER
                                                         AS A % OF            AS A % OF        REALLOWANCE AS A %
                 INVESTMENT AMOUNT                   OFFERING PRICE(1)   NET AMOUNT INVESTED   OF OFFERING PRICE
                 -----------------                   -----------------   -------------------   -----------------
Less than $100,000.................................        4.50%                4.71%                    4.00%
$100,000 but less than $250,000....................        3.75%                3.90%                    3.25%
$250,000 but less than $500,000....................        2.75%                2.83%                    2.25%
$500,000 but less than $1 million..................        2.25%                2.30%                    1.75%
$1 million or more.................................         None                 None                  None'D'

---------

(1) 'Offering Price' is the amount that you actually pay for Fund shares; it includes the initial sales charge.
 'D'  See 'Other Share Information.'

--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board of Directors and approved by its shareholders. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund's shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average net assets of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Fund will not reimburse the Distributor for any expenses the Distributor incurs above the rates set forth above. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance, (ii) to pay interest and other financing costs in the case of Class B shares and (iii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Board of Directors has determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the non-interested directors are at the discretion of the non-interested directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and the board of directors, including the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the Distribution Plan and related agreement ('Non-Interested Directors'). The Distribution Plan may be terminated at any time by a vote of the shareholders or by vote of the Non-Interested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the Non-Interested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Non-Interested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to affect materially the Fund's net asset value.


For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') national list are valued in a like manner (NASDAQ traded securities are valued at the NASDAQ official closing price). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.



Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the official closing prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.


Any securities for which market quotations are not readily available shall be valued in accordance with procedures approved by the Board of Directors.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES
--------------------------------------------------------------------------------

As discussed in the prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his dealer, the transfer agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any 'person,' which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Internal Revenue Code of 1986, as amended (the 'Code')) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a 'person' (as defined above) who is already a shareholder of the Fund and/or a shareholder of other Cohen & Steers open-end funds that impose initial sales charges ('Eligible Funds') by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or the Distributor at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the 'Letter') set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the transfer agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.


Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value without regard to the investment amount ('NAV Purchase') (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and 'rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Advisor, the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.



The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, in the Fund's sole discretion, for redemptions by (i) retirement and deferred compensation plans, bank or trust company accounts, asset allocation programs or managed account programs, (ii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iii) accounts due to death or disability of a shareholder and
(iv) as approved by the Fund. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than one year, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.


The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or CSSI at the time of purchase on a form for this purpose as available from the Fund.

--------------------------------------------------------------------------------
SALE OF FUND SHARES
--------------------------------------------------------------------------------

Payment of the price for shares that are sold or 'redeemed' may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------
CLASS A SHARES


With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under 'Contingent Deferred Sales Charges -- Class B Shares.' In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge.


Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray expenses related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

--------------------------------------------------------------------------------
CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

--------------------------------------------------------------------------------
CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under 'Contingent Deferred Sales Charges -- Class B Shares.' In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of this Class.

--------------------------------------------------------------------------------
FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any contingent deferred sales charge will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers mutual fund, or in connection with a similar reorganization transaction.


--------------------------------------------------------------------------------
OTHER INFORMATION

--------------------------------------------------------------------------------


The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services. These payments ('Additional Payments') are in addition to the compensation these intermediaries receive from sales commissions, 12b-1 fees and shareholder service fees, as described in the prospectus. These Additional Payments may take the form of, among other things, 'due diligence' payments for an intermediary's examination of the Fund and payments for providing extra employee training and information relating to the Fund; 'listing' fees for the placement of the Fund on an intermediary's list of mutual funds available for purchase by its customers; 'marketing support' fees for providing assistance in promoting the sale of the Funds' shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.



The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of the Fund, subject to applicable NASD rules. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


--------------------------------------------------------------------------------
TAXATION OF THE FUND


The Fund has elected to be treated as, and intends to qualify annually as, a regulated investment company under the Code.



To qualify for the favorable U.S. Federal income tax treatment generally accorded to a regulated investment company, the Fund must, among other things,
(i) derive in each taxable year at least 90% of its gross income from:
(a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a 'Qualified Publicly Traded Partnership'); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year; (a) at least 50% of the value of the fund's total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer and
(b) not more than 25% of the value of the fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.



As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividend paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on December 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.


If for any taxable year the Fund does not qualify as a regulated investment company or satisfy the 90% distribution requirement, all of its taxable income (including its net capital gain) will be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible (i) for the dividends received deduction in the case of corporate shareholders and (ii) for treatment as qualified dividend income in the case of individual shareholders.

--------------------------------------------------------------------------------
DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary dividend income (other than distributions of qualified dividend income as described below). If a portion of the Fund's income consists of dividends paid by U.S. corporations, (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. In addition, for taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the fund receives from REITs will generally not be treated as qualified dividend income. The Fund does not expect significant portion of Fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. The Fund may elect to retain its net capital gain, and if it does so, the Fund will be taxed thereon (except to the extent of any capital loss carryovers) at the applicable corporate tax rate. In such an event, it is expected that the Fund also will elect to treat such gain as having been distributed to you. As a result, you will be required to report your pro rata share of such gain on your tax return as long-term capital gain, will be entitled to claim a tax credit for your pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for your shares by an amount equal to the deemed distribution less the tax credit.

Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

--------------------------------------------------------------------------------
SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a shareholder holds as a capital asset, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund held for 90 days or less for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged Fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service ('IRS') a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

--------------------------------------------------------------------------------
MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

--------------------------------------------------------------------------------
OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Section 1234 of the code. Pursuant to Section 1234 of the code, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on December 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain 'appreciated financial positions' if the Fund enters into a short sale, offsetting notional principal contract, or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

--------------------------------------------------------------------------------
CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as 'section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary dividend income.

--------------------------------------------------------------------------------
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Advisor does not intend to invest a substantial portion of the Fund's assets in REITs which hold residual interest in REMICs.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ('PFICs'). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called 'excess distribution' with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any marked-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net marked-to-market gains included in income in prior years.

Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

--------------------------------------------------------------------------------
FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS

U.S. taxation of income from the Fund to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.


Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts,' above)), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004 (the 'Act'), a new exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as 'interested-related dividends' or 'short-term capital gain dividends.' Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.



Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In addition, under the Act, distributions attributable to gains from U.S.

real property interests (including certain U.S. real property holding corporations) will generally cause the non-U.S. shareholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States and subject to the rules described below for income effectively connected. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return. This provision generally applies to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.


In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption generally by providing an Internal Revenue Service Form W-8BEN. See 'Taxation -- Backup Withholding,' above.


If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder actually or constructively held more than 5% of the shares of the Fund, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would generally be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. Pursuant to the Act, the term 'U.S. real property holding corporation' does not include any interest in a 'domestically-controlled' regulated investment company. Thus, the sale of stock by a foreign shareholder in a domestically-controlled regulated investment company generally will not be subject to U.S. federal income tax. A domestically-controlled regulated investment company is any regulated investment company in which all times during the testing period described above, 50% or more in value of the stock was owned by U.S. persons. This provision generally applies after December 31, 2004 and before January 1, 2008. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.


Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)n = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


The average annual total return of the Class I shares of the Fund for the year ended December 31, 2004, for the five years ended December 31, 2004 and the period from May 8, 1997 (commencement of operations) to December 31, 2004 were
    %, % and %, respectively. The Fund's total return for its Class A, Class B and Class C shares, respectively for the period from April 2, 2004
(commencement of operations) through December 31, 2004 were     %,     % and
    %, respectively.


--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The figures for aggregate total return of the Class I shares of the Fund, as described in the Prospectus, represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                     P

Where: P   =   a hypothetical initial payment of $1,000.
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (After Taxes on Distributions)

The figures for 'average annual total return (after taxes on distributions)' of the Class I shares of the Fund, as described in the Prospectus, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)n = ATVD

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return (after taxes on distributions)
       n   =   number of years
    ATVD   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), after taxes on distributions but not after taxes on redemptions.


The average annual total return (after taxes on distributions) for the Class I shares of the Fund for the year ended December 31, 2004, for the five years ended December 31, 2004 and the period from May 8, 1997 (commencement of
operations) to December 31, 2004 were     %,     % and     %, respectively. The
Fund's total return (after taxes on distributions) for its Class A, Class B and Class C shares, respectively, for the period from April 2, 2004 (commencement of
operations) to December 31, 2004 were     %,     % and     %, respectively.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (After Taxes on Distributions and Redemption)

The figures for 'average annual total return' (after taxes on distributions and redemption) for the Class I shares of the Fund, as described in the Prospectus, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1 + T)n = ATVDR

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return (after taxes on distributions
               and redemption)
       n   =   number of years
   ATVDR   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.


The average annual total return (after taxes on distributions and redemption) for the Class I shares of the Fund for the year ended December 31, 2004, for the five years ended December 31, 2004 and the period from May 8, 1997 (commencement
of operations) to December 31, 2004 were     %,     % and     %, respectively.
The Fund's total return (after taxes on distributions and redemption) for its Class A, Class B and Class C shares, respectively, for the period from April 2,
2004 (commencement of operations) to December 31, 2004 were     %,     % and
    %, respectively.

--------------------------------------------------------------------------------
YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                  a - b
                               2[(----- +1)6 - 1]

Where: a   =   dividends and interest earned during the period,
       b   =   expenses accrued for the period (net of reimbursements),
       c   =   the average daily number of shares outstanding during the
               period that were entitled to receive dividends, and
       d   =   the maximum offering price per share on the last day of the period.

The 30-day yield for the Fund's Class I shares for the period ended August 31, 2004 was 1.65%.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, In., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett LLP serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.



                have been appointed as independent registered public accountants for the Fund.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Fund's audited financial statements for the year ended December 31, 2004, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated December 31, 2004.

                                     PART C

                               OTHER INFORMATION


ITEM 23. EXHIBITS


     (a)  (i) Articles of Incorporation(1)


          (ii) Amended and Restated Articles of Incorporation(8)



          (iii) Articles Supplementary(8)


     (b) By-Laws(1)

     (c) The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH, Sections (b) and (c)) filed as Exhibit (a) to this Registration Statement and the Registrant's By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.

     (d) Form of Investment Advisory Agreement(1)

     (e)  (i) Distribution Agreement(2)


          (ii) Form of Amended and Restated Distribution Agreement (Class A, Class B and Class C shares only)(8)



          (iii) Form of Distribution Agreement (Class I shares only)(8)


     (f) Not Applicable

     (g) Form of Custody Agreement(5)

     (h)  (i) Administration Agreement(5)

          (ii) Transfer Agency Agreement(7)

     (i) Opinion and Consent of Dechert Price & Rhoads(2)


     (j) Consent of Independent Accountants**


     (k) Not Applicable

     (l)  (i) Investment Representation Letter(3)


          (ii) Investment Representation Letter(8)



     (m) Distribution Plan(8)



     (n) Multiple-Class Plan(8)



     (p) Code of Ethics*




 (q)      (i) Powers of Attorney(2)

          (ii) Power of Attorney of Frank Ross(7)


          (iii) Powers of Attorney of Richard E. Kroon and C. Edward Ward, Jr.*


---------

(1) Filed with initial registration statement on February 19, 1997 and incorporated by reference herein.

(2) Filed with Pre-Effective Amendment No. 1 dated April 9, 1997 and incorporated by reference herein.

(3) Filed with Post-Effective Amendment No. 1 dated October 22, 1997 and incorporated by reference herein.

(4) Filed with Post-Effective Amendment No. 5 dated April 25, 2000 and incorporated by reference herein.

(5) Filed with Post-Effective Amendment No. 6 dated April 27, 2001 and incorporated by reference herein.

(6) Filed with Post-Effective Amendment No. 10 dated April 29, 2004 and incorporated by reference herein.

(7) Filed with Post-Effective Amendment No. 11 dated July 19, 2004 and incorporated by reference herein.


(8) Filed with Post-Effective Amendment No. 12 dated September 16, 2004 and incorporated by reference herein.


*  Filed herein.


** To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    Not applicable.


ITEM 25. INDEMNIFICATION


    It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), and
Article VIII, Section 1, of the Registrant's By-Laws, filed as Exhibit (b). The Liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant's By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment advisor (the 'Advisor'), for any loss suffered by the Registrant or its shareholders is set forth in
Section 5 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant's distributor, for any loss suffered by the Registrant of its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit (e) to this Registration Statement.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR


    The descriptions of the Advisor under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.




                      NAME                                               TITLE
                      ----                                               -----
Robert H. Steers................................  Co-Chairman and Co-Chief Executive Officer,
                                                  Director
Martin Cohen....................................  Co-Chairman and Co-Chief Executive Officer,
                                                  Director
Joseph M. Harvey................................  President
Adam M. Derechin................................  Chief Operating Officer
John J. McCombe.................................  Executive Vice President
Lawrence B. Stoller.............................  Executive Vice President, Legal and Compliance
William F. Scapell..............................  Senior Vice President
Robert Becker...................................  Senior Vice President
William J. Frischling...........................  Senior Vice President
James S. Corl...................................  Senior Vice President
Kevin P. Norton.................................  Senior Vice President
Jay J. Chen.....................................  Senior Vice President
Victor M. Gomez.................................  Senior Vice President -- Chief Financial Officer
Rahul Bhattacharjee.............................  Vice President and Director of Investment Research
Anthony Dotro...................................  Vice President
Mark Freed......................................  Vice President
Robert Tisler...................................  Vice President
Norbert Berrios.................................  Vice President
Terrance R. Ober................................  Vice President
Thomas Bohjalian................................  Vice President
David Oakes.....................................  Vice President
Hoyt Peters.....................................  Vice President
John McLean.....................................  Vice President and Associate General Counsel
Rizaldi Santiago................................  Controller
Sandra Morgan...................................  Vice President, Account Administration
Ben Morton......................................  Vice President, Utility Research
Pascal van Garderen.............................  Vice President, MIS
Elaine Zaharis-Nikas............................  Vice President, Fixed Income Research
Frank Zukowski..................................  Vice President, Marketing

    Cohen & Steers Capital Management, Inc. acts as investment advisor to, in addition to the Registrant, the following investment companies:


       Cohen & Steers Advantage Income Realty Fund, Inc.
       Cohen & Steers Realty Income Fund, Inc.
       Cohen & Steers Institutional Realty Shares, Inc.
       Cohen & Steers Premium Income Realty Fund, Inc.
       Cohen & Steers Quality Income Realty Fund, Inc.
       Cohen & Steers Realty Shares, Inc.
       Cohen & Steers Total Return Realty Fund, Inc.
       Cohen & Steers REIT and Preferred Income Fund, Inc.
       Cohen & Steers REIT and Utility Fund, Inc.
       Cohen & Steers Select Utility Fund, Inc.
       Cohen & Steers Utility Fund, Inc.
       Cohen & Steers Dividend Majors Fund, Inc.
       Cohen & Steers International Realty Fund, Inc.
       Cohen & Steers VIF Realty Fund, Inc.
       Cohen & Steers Worldwide Realty Income Fund, Inc.
       American Skandia Trust -- AST Cohen & Steers Realty Portfolio



ITEM 27. PRINCIPAL UNDERWRITERS


    (a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant.

    (b) The following are directors and officers of Cohen & Steers Securities, LLC the principal address of these persons is 757 Third Avenue, New York, New York 10017.

                                     POSITION AND                  POSITION AND
            NAME               OFFICES WITH DISTRIBUTOR       OFFICES WITH REGISTRANT
            ----               ------------------------       -----------------------
Robert H. Steers.............  President                      Chairman, Director and
                                                                Secretary

Martin Cohen.................  Vice President                 President, Director and
                                                                Treasurer

Jay J. Chen..................  Assistant Treasurer            None

Lawrence B. Stoller..........  Chief Legal Officer            Assistant Secretary

    (c) Not Applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.


ITEM 29. MANAGEMENT SERVICES


    Not Applicable


ITEM 30. UNDERTAKINGS


    Not Applicable

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of February, 2005.


                                       COHEN & STEERS SPECIAL EQUITY FUND, INC.
                                       By:          /s/ MARTIN COHEN
                                           ..................................
                                                  NAME: MARTIN COHEN
                                                   TITLE: PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                  TITLE                        DATE
                ---------                                  -----                        ----
             /s/ MARTIN COHEN                 President, Treasurer and Director     February 25, 2005
  ..........................................
               (MARTIN COHEN)

By:     /s/ ROBERT H. STEERS                  Chairman and Director                 February 25, 2005
   .........................................
            (ROBERT H. STEERS)

By:               *                           Director                              February 25, 2005
   .........................................
              (BONNIE COHEN)

By:               *                           Director                              February 25, 2005
   .........................................
            (GEORGE GROSSMAN)

By:               *                           Director                              February 25, 2005
   .........................................
            (RICHARD E. KROON)

By:               *                           Director                              February 25, 2005
   .........................................
           (RICHARD J. NORMAN)

By:               *                           Director                              February 25, 2005
   .........................................
             (FRANK K. ROSS)

By:               *                           Director                              February 25, 2005
   .........................................
          (WILLARD H. SMITH JR.)

By:               *                           Director                              February 25, 2005
   .........................................
          (C. EDWARD WARD, JR.)

By:        /s/ ROBERT H. STEERS                                                     February 25, 2005
   .........................................
            * ROBERT H. STEERS
           AS ATTORNEY-IN-FACT

                            STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as.....................  'r'
The dagger symbol shall be expressed as...................................  'D'
The double dagger symbol shall be expressed as............................ 'DD'